Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.16%
Massachusetts: 0.16%
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series 4-4895 (140 shares) 2.45%144Aø	$14,000,000	$14,000,000
Total closed-end fund obligations (Cost $14,000,000)		14,000,000

	Interest rate	Maturity date
Municipal obligations: 98.20%
Alabama: 5.34%
Airport revenue: 0.05%
Birmingham Airport Authority (BAM Insured)	4.00%	7-1-2036	500,000	507,179
Birmingham Airport Authority (BAM Insured)	4.00	7-1-2037	500,000	505,167
Birmingham Airport Authority (BAM Insured)	4.00	7-1-2038	400,000	402,691
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2029	750,000	802,404
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2030	500,000	543,521
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2032	600,000	647,187
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2033	650,000	698,576
				4,106,725
Education revenue: 0.13%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50	10-1-2054	6,700,000	6,718,572
Jacksonville Public Educational Building Authority JSU Foundation Project Series A (AG Insured)	5.25	8-1-2048	4,500,000	4,607,361
				11,325,933
Health revenue: 0.44%
Alabama Special Care Facilities Financing Authority-Birmingham Ascension Health Credit Group Series B	5.00	11-15-2046	11,000,000	11,002,651
Health Care Authority for Baptist Health Series A	5.00	11-15-2031	11,970,000	12,789,158
Tender Option Bond Trust Receipts/Certificates Series 2025- BAML5063 (SIFMA Municipal Swap+0.20%) (Bank of America N.A. LOC, Bank of America N.A. LIQ)144A±	2.62	11-1-2054	12,425,000	12,425,000
UAB Medicine Finance Authority Obligated Group Series B	5.00	9-1-2034	1,000,000	1,063,549
UAB Medicine Finance Authority Obligated Group Series B	5.00	9-1-2035	1,000,000	1,058,811
				38,339,169
Housing revenue: 0.06%
Tender Option Bond Trust Receipts/Certificates Series XX1353 (Barclays Bank plc LIQ)144Aø	2.45	10-1-2054	5,505,000	5,505,000
Industrial development revenue: 0.06%
Selma Industrial Development Board International Paper Co. Series A	4.20	5-1-2034	5,000,000	5,153,691
Resource recovery revenue: 0.05%
Baldwin County IDA Novelis Corp. Series A AMT144Aøø	4.30	3-1-2056	4,250,000	4,121,053
Tax revenue: 0.11%
Birmingham-Jefferson Civic Center Authority Series A	5.00	7-1-2048	10,000,000	10,075,266
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 4.41%
Black Belt Energy Gas Districtøø	4.00%	6-1-2051	$5,500,000	$5,554,920
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	2,000,000	2,055,883
Black Belt Energy Gas District Series B	5.00	10-1-2035	40,000,000	40,035,592
Black Belt Energy Gas District Series Cøø	5.00	5-1-2055	22,750,000	24,129,253
Black Belt Energy Gas District Series Cøø	5.50	10-1-2054	4,750,000	5,124,558
Black Belt Energy Gas District Series C144Aøø	5.50	11-1-2056	20,000,000	21,147,676
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	23,000,000	24,128,654
Black Belt Energy Gas District Series E	5.00	7-1-2033	16,965,000	17,733,360
Black Belt Energy Gas District Series Eøø	5.00	12-1-2055	15,500,000	16,392,912
Black Belt Energy Gas District Series F	5.00	12-1-2035	13,295,000	14,081,863
Energy Southeast A Cooperative District Series A	5.00	11-1-2035	5,000,000	5,201,678
JPMorgan Chase Putters/Drivers Trust Series 2025-5088 (JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. LIQ)144Aø	3.01	4-24-2026	14,250,000	14,250,000
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	5.00	8-1-2054	16,000,000	16,953,470
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	20,000,000	21,053,266
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	3,000,000	3,014,745
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	25,000,000	26,220,553
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	18,000,000	18,889,470
Southeast Energy Authority A Cooperative District Series Aøø	5.00	1-1-2056	9,000,000	9,050,890
Southeast Energy Authority A Cooperative District Series Cøø	5.00	10-1-2055	12,000,000	12,767,329
Southeast Energy Authority A Cooperative District Series D	5.00	9-1-2035	9,000,000	9,686,210
Southeast Energy Authority A Cooperative District Series E	5.00	10-1-2030	20,000,000	21,221,364
Southeast Energy Authority A Cooperative District Series F	5.25	11-1-2035	5,000,000	5,374,214
Southeast Energy Authority A Cooperative District Series Føø	5.25	11-1-2055	45,000,000	48,573,085
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0560 (Morgan Stanley Bank LIQ)144Aø	2.52	5-1-2055	3,360,000	3,360,000
West Jefferson Industrial Development Board Alabama Power Co. AMTø	2.90	8-1-2063	2,500,000	2,500,000
				388,500,945
Water & sewer revenue: 0.03%
Madison Water & Wastewater Board	5.25	12-1-2053	2,500,000	2,592,022
				469,719,804
Alaska: 0.08%
Airport revenue: 0.04%
Alaska Railroad Corp. AMT (AG Insured)	5.50	10-1-2040	1,080,000	1,185,376
Alaska Railroad Corp. AMT (AG Insured)	5.50	10-1-2054	2,250,000	2,312,457
				3,497,833
See accompanying notes to portfolio of investments
2 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.04%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	4.00%	10-1-2036	$2,000,000	$1,965,391
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2033	1,930,000	2,011,100
				3,976,491
				7,474,324
Arizona: 0.94%
Education revenue: 0.21%
Glendale IDA Midwestern University Obligated Group	5.00	5-15-2045	2,000,000	2,073,158
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2029	2,905,000	2,873,560
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2041	3,195,000	2,730,637
IDA of the County of Pima Noah Webster Schools-Mesa Series A	7.00	12-15-2043	3,225,000	3,225,540
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,085,000	1,074,473
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.88	6-15-2048	2,435,000	2,279,122
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2044	1,000,000	919,752
Sierra Vista IDA Wake Preparatory Academy	6.25	6-15-2045	3,000,000	3,073,484
				18,249,726
GO revenue: 0.04%
Maricopa County Special Health Care District Series D	4.00	7-1-2035	3,500,000	3,581,451
Health revenue: 0.17%
Maricopa County IDA Banner Health Obligated Group Series A	4.00	1-1-2041	15,750,000	15,059,241
Housing revenue: 0.06%
City of Phoenix Civic Improvement Corp. Airport Revenue Series B AMT	5.00	7-1-2044	5,570,000	5,657,573
Industrial development revenue: 0.11%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	5,000,000	5,063,608
Maricopa County IDA Commercial Metals Co. AMT144A	4.00	10-15-2047	4,000,000	3,433,408
Maricopa County Pollution Control Corp. Southern California Edison Co.	2.40	6-1-2035	1,000,000	850,889
				9,347,905
Miscellaneous revenue: 0.22%
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	4.00	7-1-2040	3,000,000	2,973,352
City of Phoenix Civic Improvement Corp. Water System Revenue	5.00	7-1-2034	8,805,000	8,854,944
Navajo Nation Series A144A	5.50	12-1-2030	7,275,000	7,283,022
				19,111,318
Resource recovery revenue: 0.05%
IDA of the City of Phoenix Republic Services, Inc. Series D AMTøø	3.00	12-1-2035	4,175,000	4,174,586
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.06%
Salt River Project Agricultural Improvement & Power District Series A	5.00%	1-1-2050	$5,515,000	$5,687,839
Water & sewer revenue: 0.02%
City of Mesa Utility System Revenue	4.00	7-1-2042	1,000,000	983,229
City of Mesa Utility System Revenue	4.00	7-1-2043	1,000,000	972,728
				1,955,957
				82,825,596
Arkansas: 0.39%
Industrial development revenue: 0.36%
Arkansas Development Finance Authority United States Steel Corp. Series A AMT144Aøø	4.00	9-1-2046	28,500,000	28,352,746
Arkansas Development Finance Authority Weyerhaeuser Co. AMTøø	3.88	10-15-2065	3,000,000	2,984,944
				31,337,690
Miscellaneous revenue: 0.03%
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2038	1,170,000	1,171,648
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2039	1,000,000	997,346
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2040	500,000	491,866
				2,660,860
				33,998,550
California: 6.20%
Airport revenue: 1.47%
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2034	1,465,000	1,513,247
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2041	2,500,000	2,689,426
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2042	2,000,000	2,140,881
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2048	18,000,000	18,302,465
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2034	1,750,000	1,753,300
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2046	9,000,000	9,000,427
City of Los Angeles Department of Airports Series G AMT	5.25	5-15-2047	3,000,000	3,107,435
City of Los Angeles Department of Airports Series H AMT	5.00	5-15-2047	1,750,000	1,780,734
City of Los Angeles Department of Airports Series H AMT	5.50	5-15-2047	5,000,000	5,240,495
County of Sacramento Airport System Revenue Series D AMT (AG Insured)	5.25	7-1-2050	7,300,000	7,536,875
Port of Oakland Series H AMT	5.00	5-1-2026	2,500,000	2,504,297
Port of Oakland Series H AMT	5.00	5-1-2029	1,875,000	1,980,469
San Diego County Regional Airport Authority Series B AMT	5.25	7-1-2039	5,345,000	5,930,450
San Diego County Regional Airport Authority Series B AMT	5.25	7-1-2040	3,600,000	3,970,509
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.25	5-1-2042	6,390,000	6,459,503
See accompanying notes to portfolio of investments
4 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT	5.00%	5-1-2046	$48,630,000	$48,631,191
Tender Option Bond Trust Receipts/Certificates Series XF3488 (Morgan Stanley Bank LIQ)144Aø	2.49	5-15-2050	6,580,000	6,580,000
				129,121,704
Education revenue: 0.01%
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	5.00	8-1-2042	1,000,000	989,398
GO revenue: 0.88%
Alhambra Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2031	9,675,000	8,232,356
Alhambra Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2032	3,795,000	3,126,649
Alhambra Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2034	5,000,000	3,803,045
Alhambra Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2035	6,700,000	4,880,301
Colton Joint Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2031	1,000,000	848,545
Colton Joint Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2032	1,000,000	817,235
Colton Joint Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2033	1,000,000	784,937
Compton Community College District Series C CAB¤	0.00	8-1-2032	2,515,000	2,063,049
Compton Community College District Series C CAB¤	0.00	8-1-2033	2,000,000	1,576,684
El Monte Union High School District CAB (AG Insured)¤	0.00	6-1-2030	2,000,000	1,773,036
El Monte Union High School District CAB (AG Insured)¤	0.00	6-1-2031	2,000,000	1,710,805
El Monte Union High School District CAB (AG Insured)¤	0.00	6-1-2032	1,660,000	1,367,971
El Monte Union High School District CAB (AG Insured)¤	0.00	6-1-2033	1,230,000	972,090
Folsom Cordova Unified School District School Facilities Improvement District No. 5 Series B	4.25	10-1-2041	2,000,000	1,913,464
Ohlone Community College District	4.00	8-1-2041	9,000,000	8,431,174
Ontario Montclair School District (AG Insured)¤	0.00	8-1-2028	1,500,000	1,405,806
Ontario Montclair School District (AG Insured)¤	0.00	8-1-2030	2,000,000	1,762,607
San Diego Unified School District Series C CAB¤	0.00	7-1-2031	2,000,000	1,716,953
San Diego Unified School District Series C CAB¤	0.00	7-1-2033	1,000,000	796,955
San Diego Unified School District Series C CAB¤	0.00	7-1-2034	2,000,000	1,529,788
San Diego Unified School District Series I	4.00	7-1-2047	12,000,000	11,326,201
State of California	4.00	8-1-2038	4,800,000	4,803,076
West Valley-Mission Community College District Series A	4.00	8-1-2044	5,000,000	4,862,028
Whittier City School District Series C	5.25	8-1-2046	4,850,000	4,923,452
Wiseburn School District Series B CAB (AG Insured)¤	0.00	8-1-2034	2,530,000	1,920,677
				77,348,884
Health revenue: 0.48%
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2044	10,000,000	9,221,417
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	3,000,000	3,015,252
California Statewide CDA Series A144A	5.00	10-1-2028	12,000,000	12,602,084
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 5

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Mizuho Floater/Residual Trust Series 2026-MIZ9247 (BAM Insured) (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	2.49%	1-28-2034	$10,000,000	$10,000,000
Regents of the University of California Medical Center Pooled Revenue Series L	4.00	5-15-2037	7,525,000	7,539,103
				42,377,856
Housing revenue: 0.53%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	2,658,195	2,708,910
California Municipal Finance Authority Class A-1 Series 2026-1	4.05	7-20-2041	6,000,000	5,722,193
California Statewide CDA Community Improvement Authority Pasadena Portfolio Series B144A	4.00	12-1-2056	1,500,000	1,099,391
California Statewide CDA Uptown Newport Building Owner LP Series BB (East West Bank LOC)ø	1.97	3-1-2057	16,520,000	16,520,000
Ontario PFA Series A (AG Insured)	5.00	11-1-2047	2,750,000	2,887,886
Pasadena PFA Series A CAB¤	0.00	3-1-2027	2,095,000	2,045,057
Pasadena PFA Series A CAB¤	0.00	3-1-2028	4,450,000	4,223,992
Pasadena PFA Series A CAB¤	0.00	3-1-2029	4,520,000	4,163,558
Pasadena PFA Series A CAB¤	0.00	3-1-2031	2,185,000	1,890,089
Pasadena PFA Series A CAB¤	0.00	3-1-2032	2,000,000	1,669,733
Pasadena PFA Series A CAB¤	0.00	3-1-2033	4,295,000	3,450,166
				46,380,975
Miscellaneous revenue: 0.19%
City of Los Angeles	5.00	6-25-2026	5,000,000	5,028,841
Hayward Unified School District COP	5.25	8-1-2047	5,000,000	5,051,309
Mesa Water District COP	4.00	3-15-2045	1,200,000	1,201,568
Municipal Water District of Orange County Water Facilities Corp. Series A COP (Bank of America N.A. LOC)ø	1.72	8-1-2042	1,700,000	1,700,000
Southern California Public Power Authority Anaheim Electric System Revenue Series Bøø	3.70	7-1-2040	4,000,000	4,009,567
				16,991,285
Resource recovery revenue: 0.22%
California Municipal Finance Authority Republic Services, Inc. AMTøø	2.80	3-1-2056	10,000,000	9,993,023
California Municipal Finance Authority Waste Management, Inc. Series A AMTøø	2.88	11-1-2046	5,000,000	4,997,302
California PCFA Republic Services, Inc. Series A-1 AMT144Aøø	3.25	11-1-2042	4,000,000	3,999,696
				18,990,021
Tax revenue: 0.05%
San Diego County Regional Transportation Commission Series A	5.00	4-1-2048	915,000	915,000
Santa Clara Valley Transportation Authority Series A-1 (Sumitomo Mitsui Banking Corp. LOC)ø	1.65	6-1-2055	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0484 (BAM Insured) (Royal Bank of Canada LIQ)144Aø	2.48	9-1-2049	1,900,000	1,900,000
				4,815,000
See accompanying notes to portfolio of investments
6 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue: 0.01%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00%	6-1-2039	$500,000	$475,371
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2040	300,000	281,132
				756,503
Transportation revenue: 0.27%
Bay Area Toll Authority Series A (SIFMA Municipal Swap+1.25%)±	3.67	4-1-2036	23,545,000	23,576,983
Utilities revenue: 1.93%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	15,000,000	15,730,725
California Community Choice Financing Authority Clean Energy Project Series Cøø	5.00	12-1-2055	11,000,000	11,468,339
California Community Choice Financing Authority Series 2024Høø	5.00	1-1-2056	6,000,000	6,491,989
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	2,360,000	2,355,454
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	15,000,000	15,867,087
California Community Choice Financing Authority Series F	5.00	11-1-2033	7,000,000	7,488,638
California Community Choice Financing Authority Series Føø	5.50	10-1-2054	11,350,000	12,343,720
California Community Choice Financing Authority Series G	5.00	12-1-2035	10,000,000	10,822,700
California Community Choice Financing Authority Series Gøø	5.00	11-1-2055	7,500,000	7,650,721
Central Valley Energy Authority	5.00	8-1-2034	2,000,000	2,103,696
Central Valley Energy Authorityøø	5.00	12-1-2055	14,000,000	15,065,036
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2039	450,000	476,320
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2040	375,000	395,118
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2041	420,000	441,237
City of Victorville Electric Revenue Series A	5.00	5-1-2036	1,210,000	1,327,790
City of Victorville Electric Revenue Series A	5.00	5-1-2037	1,005,000	1,097,408
Los Angeles Department of Water & Power System Revenue Series A (BAM Insured)	5.25	7-1-2044	1,250,000	1,347,993
Los Angeles Department of Water & Power System Revenue Series B	5.00	7-1-2031	5,000,000	5,462,154
M-S-R Energy Authority Series B	6.13	11-1-2029	10,500,000	11,007,731
San Joaquin Valley Clean Energy Authority Series Aøø	5.50	1-1-2056	4,000,000	4,355,957
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1635 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.42	10-1-2028	3,675,000	3,675,000
Tender Option Bond Trust Receipts/Certificates Series XF3505 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	2.80	12-1-2055	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series XL0728 (Morgan Stanley Bank LIQ)144Aø	2.40	4-1-2056	31,150,000	31,150,000
				170,124,813
Water & sewer revenue: 0.16%
City of San Francisco Public Utilities Commission Water Revenue Series A	4.00	11-1-2039	10,000,000	9,838,889
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 7

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Los Angeles Department of Water & Power Water System Revenue Series B	5.00%	7-1-2048	$4,000,000	$4,044,542
Tender Option Bond Trust Receipts/Certificates Series XF1956 (Bank of America N.A. LIQ)144Aø	2.50	6-1-2054	450,000	450,000
				14,333,431
				545,806,853
Colorado: 3.81%
Airport revenue: 0.44%
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2027	10,000,000	10,325,653
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2034	21,855,000	23,483,635
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2037	3,130,000	3,218,426
City & County of Denver Airport System Revenue Series B	5.25	11-15-2053	2,000,000	2,072,857
				39,100,571
Education revenue: 0.12%
Colorado ECFA Alexander Dawson School LLC	5.00	2-15-2040	1,000,000	1,001,220
Colorado ECFA Aspen Ridge Preparatory School, Inc.144A	4.13	7-1-2026	130,000	129,999
Colorado ECFA Ben Franklin Academy	5.00	7-1-2036	750,000	750,534
Colorado ECFA Community Leadership Academy, Inc.	7.00	8-1-2033	810,000	811,950
Colorado ECFA DCS Montessori Charter School	5.00	7-15-2037	1,150,000	1,151,242
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2051	715,000	514,790
Colorado ECFA Prospect Ridge Academy Series A	5.00	3-15-2035	2,000,000	2,074,057
Colorado ECFA Twin Peaks Charter Academy Series A	6.50	3-15-2043	1,290,000	1,289,869
Colorado ECFA Union Colony Schools	5.00	4-1-2048	715,000	702,825
Colorado ECFA University Laboratory School144A	5.00	12-15-2028	600,000	600,471
Colorado School of Mines Series A (AG Insured)	5.25	12-1-2047	1,730,000	1,808,262
				10,835,219
GO revenue: 0.50%
Aerotropolis Regional Transportation Authority144A	5.50	12-1-2044	6,500,000	6,616,450
Baseline Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2049	1,500,000	1,530,290
Broadway Station Metropolitan District No. 3 Series A	5.00	12-1-2049	1,250,000	838,714
Canyons Metropolitan District No. 5 Series A (BAM Insured)	5.25	12-1-2059	2,000,000	2,035,845
Cornerstar Metropolitan District Series A	5.25	12-1-2047	1,000,000	964,080
Eagle River Water & Sanitation District (BAM Insured)	5.00	12-1-2047	1,020,000	1,065,464
Grand River Hospital District (AG Insured)	5.25	12-1-2035	1,750,000	1,811,893
Grand River Hospital District (AG Insured)	6.00	12-1-2038	1,000,000	1,179,153
Grand River Hospital District (AG Insured)	6.00	12-1-2039	1,000,000	1,170,109
Grand River Hospital District (AG Insured)	6.00	12-1-2040	1,100,000	1,277,219
Grand River Hospital District (AG Insured)	6.00	12-1-2041	1,100,000	1,272,636
Grand River Hospital District (AG Insured)	6.00	12-1-2042	1,350,000	1,555,635
Midtown Clear Creek Metropolitan District Series A (BAM Insured)	5.00	12-1-2053	3,000,000	3,078,039
Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	978,938
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2049	2,125,000	2,019,568
Weld County School District No. RE-4	5.25	12-1-2047	13,000,000	13,688,432
See accompanying notes to portfolio of investments
8 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Wheatlands Metropolitan District (BAM Insured)	5.00%	12-1-2030	$650,000	$651,139
Wiggins School District No. RE-50J Adams Morgan & Weld Counties (BAM Insured)	4.00	12-1-2046	2,335,000	2,170,668
				43,904,272
Health revenue: 0.81%
Aspen Valley Hospital District	5.00	10-15-2033	600,000	600,263
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	5,500,000	5,199,816
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2048	5,000,000	4,395,139
Colorado Health Facilities Authority Christian Living Neighborhoods Obligated Group	4.00	1-1-2042	1,000,000	922,635
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	4,000,000	4,063,129
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	4.00	5-15-2052	25,000,000	21,931,462
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	5.00	5-15-2054	19,355,000	19,618,029
Colorado Health Facilities Authority Parkview Medical Center Project Series A	4.00	9-1-2045	500,000	526,335
Colorado Health Facilities Authority Sanford Obligated Group Series A	5.00	11-1-2039	5,000,000	5,164,178
Colorado Health Facilities Authority Sanford Obligated Group Series A	5.00	11-1-2044	8,000,000	8,129,502
Denver Health & Hospital Authority Series A144A	5.00	12-1-2034	500,000	508,907
				71,059,395
Miscellaneous revenue: 0.67%
City of Westminster Series A COP	5.00	12-1-2035	2,000,000	2,003,149
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	12-31-2029	2,705,000	2,718,899
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2030	3,115,000	3,128,441
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2031	665,000	666,985
E-470 Public Highway Authority Series A CAB (NPFGC Insured)¤	0.00	9-1-2034	4,000,000	3,004,283
State of Colorado COP	6.00	12-15-2039	4,225,000	4,847,113
State of Colorado COP	6.00	12-15-2041	17,500,000	19,956,281
State of Colorado Series A COP	4.00	12-15-2038	8,150,000	8,249,187
State of Colorado Series A COP	4.00	12-15-2039	3,250,000	3,271,755
State of Colorado Series N COP	4.00	3-15-2043	7,900,000	7,608,365
Westminster Public Schools COP (AG Insured)	5.00	12-1-2048	3,500,000	3,548,344
				59,002,802
Tax revenue: 0.64%
City & County of Denver Pledged Excise Tax Revenue Series A	5.00	8-1-2044	3,000,000	3,009,017
Regional Transportation District Sales Tax Revenue FasTracks Project Series A	5.00	11-1-2041	50,945,000	51,368,465
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2039	800,000	769,275
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 9

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Regional Transportation District Denver Transit Partners LLC Series A	5.00%	1-15-2031	$500,000	$533,777
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2031	500,000	532,951
				56,213,485
Transportation revenue: 0.09%
Colorado High Performance Transportation Enterprise Plenary Roads Denver LLC AMT	5.75	1-1-2044	3,360,000	3,362,209
E-470 Public Highway Authority Series A	5.00	9-1-2034	1,300,000	1,395,426
E-470 Public Highway Authority Series A	5.00	9-1-2035	1,250,000	1,335,715
E-470 Public Highway Authority Series A	5.00	9-1-2036	1,400,000	1,488,686
				7,582,036
Utilities revenue: 0.50%
City of Colorado Springs Utilities System Revenue Series A	5.25	11-15-2054	28,125,000	29,342,947
Public Authority for Colorado Energy	6.50	11-15-2038	12,495,000	14,778,854
				44,121,801
Water & sewer revenue: 0.04%
Central Weld County Water District (AG Insured)	4.00	12-1-2035	800,000	817,176
Central Weld County Water District (AG Insured)	4.00	12-1-2037	400,000	404,673
Central Weld County Water District (AG Insured)	4.00	12-1-2038	400,000	402,742
Central Weld County Water District (AG Insured)	4.00	12-1-2039	450,000	450,561
Central Weld County Water District (AG Insured)	4.00	12-1-2040	500,000	495,659
City of Boulder Water & Sewer Revenue	5.00	12-1-2043	125,000	136,234
East Cherry Creek Valley Water & Sanitation District	5.00	11-15-2032	750,000	751,315
				3,458,360
				335,277,941
Connecticut: 0.79%
Education revenue: 0.22%
Connecticut State HEFA Quinnipiac University Series N	5.00	7-1-2048	5,000,000	5,109,044
Connecticut State HEFA Trustees of Trinity College Series R	4.00	6-1-2045	2,500,000	2,323,738
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2037	950,000	1,001,222
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2038	1,000,000	1,050,718
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2039	1,600,000	1,675,586
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2040	1,100,000	1,148,500
Connecticut State Higher Education Supplement Loan Authority Series B AMT	3.25	11-15-2036	1,120,000	1,036,836
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2027	610,000	624,681
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2028	530,000	549,749
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2029	465,000	487,519
See accompanying notes to portfolio of investments
10 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
University of Connecticut Series A	5.00%	2-15-2039	$1,510,000	$1,584,837
University of Connecticut Series A	5.00	2-15-2040	2,500,000	2,616,286
				19,208,716
GO revenue: 0.09%
City of Bridgeport Series A	4.00	6-1-2039	1,750,000	1,735,479
City of New Britain Series A (BAM Insured)	5.00	3-1-2047	1,855,000	1,904,516
City of New Haven Series A (AG Insured)	5.00	8-1-2039	3,000,000	3,117,445
State of Connecticut Series B	5.00	6-1-2041	1,250,000	1,325,396
				8,082,836
Health revenue: 0.12%
Connecticut State HEFA Children’s Medical Center Obligated Group Series E	5.25	7-15-2048	3,700,000	3,853,197
Connecticut State HEFA McLean Affiliates Obligated Group Series A144A	5.00	1-1-2045	1,000,000	903,150
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2032	2,705,000	2,910,342
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2033	3,000,000	3,214,802
				10,881,491
Housing revenue: 0.03%
Connecticut HFA Series A-3 (Bank of America N.A. SPA)ø	2.40	5-15-2048	900,000	900,000
Connecticut HFA Series E-3 (State Street Bank & Trust Co. SPA)ø	2.28	11-15-2050	2,000,000	2,000,000
				2,900,000
Tax revenue: 0.33%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2040	1,700,000	1,783,104
State of Connecticut Special Tax Revenue Series A	5.25	7-1-2043	3,000,000	3,250,254
State of Connecticut Special Tax Revenue Series A (AG Insured)	4.00	5-1-2038	5,000,000	5,077,619
State of Connecticut Special Tax Revenue Series B	5.00	10-1-2036	5,000,000	5,213,666
State of Connecticut Special Tax Revenue Series B	5.00	10-1-2037	7,500,000	7,807,769
State of Connecticut Special Tax Revenue Series D	4.00	11-1-2039	2,000,000	2,008,498
State of Connecticut Special Tax Revenue Series D	4.00	11-1-2040	3,500,000	3,475,199
				28,616,109
				69,689,152
Delaware: 0.13%
Education revenue: 0.03%
County of Kent Charter School, Inc. Series A	4.00	5-1-2041	2,465,000	2,050,739
Transportation revenue: 0.10%
Delaware River & Bay Authority	4.00	1-1-2039	650,000	654,830
Delaware River & Bay Authority	4.00	1-1-2040	485,000	486,824
Delaware River & Bay Authority	4.00	1-1-2041	320,000	320,131
Delaware River & Bay Authority	4.00	1-1-2042	550,000	546,503
Delaware River & Bay Authority	4.00	1-1-2046	1,000,000	941,852
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 11

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Delaware River & Bay Authority	5.00%	1-1-2039	$450,000	$486,775
Delaware River & Bay Authority	5.00	1-1-2040	465,000	502,267
Delaware River & Bay Authority	5.00	1-1-2041	500,000	537,287
Delaware River & Bay Authority	5.00	1-1-2042	520,000	554,220
Delaware Transportation Authority US 301 Project Revenue	5.00	6-1-2055	3,950,000	3,949,792
				8,980,481
				11,031,220
District of Columbia: 1.01%
Airport revenue: 0.26%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00	10-1-2038	2,500,000	2,440,397
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00	10-1-2039	3,405,000	3,293,907
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2031	7,500,000	7,566,549
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2032	5,000,000	5,414,550
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.25	10-1-2046	3,890,000	4,054,119
				22,769,522
Education revenue: 0.10%
District of Columbia Georgetown University Series Aøø	5.00	4-1-2060	7,000,000	7,658,667
District of Columbia Two Rivers Public Charter School, Inc.	5.00	6-1-2050	1,500,000	1,369,044
				9,027,711
GO revenue: 0.23%
District of Columbia Series A	5.00	10-15-2044	10,000,000	10,294,814
District of Columbia Series Cø	2.60	6-1-2051	10,000,000	10,000,000
				20,294,814
Health revenue: 0.14%
District of Columbia Children’s National Medical Center Obligated Group	5.00	7-15-2044	7,575,000	7,577,879
District of Columbia MedStar Health Obligated Group Series A (TD Bank N.A. LOC)ø	2.45	8-15-2038	4,340,000	4,340,000
				11,917,879
Housing revenue: 0.14%
Tender Option Bond Trust Receipts/Certificates Series XX1403 (Barclays Bank plc LIQ)144Aø	2.45	7-15-2053	3,990,000	3,990,000
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2045	1,000,000	945,720
See accompanying notes to portfolio of investments
12 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00%	7-15-2046	$3,540,000	$3,275,904
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.00	7-15-2054	4,250,000	4,319,419
				12,531,043
Miscellaneous revenue: 0.03%
Washington Convention & Sports Authority Series A	4.00	10-1-2036	670,000	679,883
Washington Convention & Sports Authority Series A	4.00	10-1-2037	1,115,000	1,125,705
Washington Convention & Sports Authority Series A	4.00	10-1-2039	640,000	638,971
				2,444,559
Tax revenue: 0.07%
District of Columbia Income Tax Revenue Series A	5.25	5-1-2048	3,000,000	3,155,120
Washington Convention & Sports Authority Series B	4.00	10-1-2037	1,000,000	1,009,601
Washington Convention & Sports Authority Series B	4.00	10-1-2038	1,000,000	1,004,426
Washington Convention & Sports Authority Series B	4.00	10-1-2039	1,000,000	998,392
				6,167,539
Water & sewer revenue: 0.04%
District of Columbia Water & Sewer Authority Series B-2 (TD Bank N.A. SPA)ø	2.85	10-1-2054	3,500,000	3,500,000
				88,653,067
Florida: 7.53%
Airport revenue: 2.05%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2034	1,750,000	1,832,794
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2036	12,440,000	12,451,397
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2038	2,000,000	2,066,185
County of Broward Airport System Revenue Series Q-1	4.00	10-1-2042	4,800,000	4,642,793
County of Broward Port Facilities Revenue AMT	5.50	9-1-2050	10,000,000	10,561,188
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2044	7,300,000	6,856,751
County of Lee Airport Revenue AMT (AG Insured)	5.25	10-1-2054	4,500,000	4,605,561
County of Lee Airport Revenue Series A-2 AMTøø	5.00	10-1-2056	3,000,000	3,215,317
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2038	3,250,000	3,216,015
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2041	1,500,000	1,446,929
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	18,750,000	18,710,901
County of Miami-Dade Aviation Revenue Series B AMT	5.00	10-1-2040	18,000,000	18,156,827
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	2,000,000	2,023,350
Greater Orlando Aviation Authority Series A AMT	5.00	10-1-2046	3,000,000	3,034,256
Greater Orlando Aviation Authority United Airlines, Inc. AMT	5.25	11-1-2035	3,000,000	3,106,861
Greater Orlando Aviation Authority United Airlines, Inc. AMT	5.50	11-1-2036	2,900,000	3,037,811
Hillsborough County Aviation Authority Series A AMT	5.00	10-1-2048	7,000,000	6,987,793
Hillsborough County Aviation Authority Series B AMT	5.50	10-1-2049	24,530,000	25,865,418
Hillsborough County Aviation Authority Series E AMT	5.00	10-1-2048	10,000,000	10,017,903
Hillsborough County Aviation Authority Series F	5.00	10-1-2048	20,570,000	20,809,180
Jacksonville Port Authority Series B	5.00	11-1-2044	4,080,000	4,176,901
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 13

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Jacksonville Port Authority Series B	5.00%	11-1-2048	$9,870,000	$9,962,142
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0443 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.48	4-1-2038	3,445,000	3,445,000
				180,229,273
Education revenue: 0.43%
Capital Projects Finance Authority Imagine School at North Port, Inc. Series A144A	6.25	6-15-2045	2,000,000	2,025,741
Capital Projects Finance Authority IPS Enterprises, Inc. Projects Series A144A	7.00	6-15-2030	10,500,000	10,781,752
Capital Projects Finance Authority Navigator Academy of Leadership, Inc. Obligated Group144A	5.00	6-15-2054	1,200,000	1,073,586
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2019 Obligated Group Series A144A	5.00	6-15-2039	3,610,000	3,501,966
Capital Trust Authority IDEA Florida, Inc. Series A144A	6.25	6-15-2053	4,950,000	5,012,190
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,380,000	1,400,262
Florida Development Finance Corp. Cornerstone Charter Academy, Inc. Obligated Group144A	5.00	10-1-2042	1,605,000	1,550,092
Florida Higher Educational Facilities Financing Authority Jacksonville University Series A-1144A	5.00	6-1-2048	2,000,000	1,763,621
Volusia County Educational Facility Authority Embry-Riddle Aeronautical University, Inc. Series A	5.00	10-15-2044	6,500,000	6,689,020
Volusia County Educational Facility Authority Embry-Riddle Aeronautical University, Inc. Series A	5.00	10-15-2049	4,000,000	4,048,157
				37,846,387
GO revenue: 0.33%
City of Doral Parks & Recreation Project	4.00	7-1-2042	3,610,000	3,578,126
City of Miami Beach Series A	5.25	5-1-2053	7,000,000	7,263,269
County of Miami-Dade Series 2014-A	5.00	7-1-2043	12,935,000	12,957,806
County of Miami-Dade Series A	4.00	7-1-2042	5,000,000	5,003,550
				28,802,751
Health revenue: 1.37%
Capital Trust Authority Shands Teaching Hospital & Clinics Obligated Group Series A	5.00	12-1-2035	8,000,000	8,854,546
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63	11-15-2043	5,000,000	5,003,571
City of Jacksonville Baptist Health System Obligated Group Series Dø	2.46	8-1-2036	2,305,000	2,305,000
City of Jacksonville Baptist Health System Obligated Group Series Eø	2.46	8-1-2036	1,330,000	1,330,000
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	6,500,000	5,780,717
City of Lakeland Regional Health Systems Obligated Group	5.00	11-15-2044	4,000,000	4,179,278
City of Lakeland Regional Health Systems Obligated Group	5.00	11-15-2045	3,500,000	3,627,291
City of Tampa BayCare Obligated Group Series A	4.00	11-15-2046	3,000,000	2,730,888
See accompanying notes to portfolio of investments
14 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	4.00%	7-1-2038	$1,025,000	$994,118
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	4.00	7-1-2045	2,500,000	2,257,069
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2040	700,000	719,888
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.00	8-1-2043	1,750,000	1,871,191
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.00	8-1-2044	2,400,000	2,537,425
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.00	8-1-2045	1,000,000	1,050,895
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.00	8-1-2046	2,255,000	2,342,731
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.00	8-1-2047	2,200,000	2,262,190
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.25	8-1-2049	6,000,000	6,123,823
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.25	8-1-2051	1,450,000	1,501,332
Florida Local Government Finance Commission Ponte Vedra Pine Co. LLC Obligated Group Series B-3144A	4.20	11-15-2030	4,750,000	4,763,187
Holmes County Hospital Corp.	6.00	11-1-2038	2,500,000	2,145,747
Lee County IDA Health System, Inc. Obligated Group Series A-3øø	5.00	4-1-2065	10,000,000	11,040,328
Lee County IDA Shell Point Obligated Group	5.00	11-15-2044	11,265,000	11,363,608
Lee County IDA Shell Point Obligated Group	5.00	11-15-2049	5,500,000	5,321,669
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2044	2,525,000	2,620,743
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2054	5,290,000	5,247,658
Miami-Dade County Health Facilities Authority Series A (AG Insured)	4.00	8-1-2046	5,000,000	4,538,676
Sarasota County Public Hospital District Obligated Group	5.00	7-1-2052	10,355,000	10,388,761
South Broward Hospital District Obligated Group	4.00	5-1-2048	2,120,000	1,925,783
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	5,000,000	4,558,555
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2046	1,500,000	1,226,231
				120,612,899
Housing revenue: 0.22%
Florida Housing Finance Corp. Journet Place LP Series 1144A	7.60	12-15-2047	725,000	741,797
Lee County School Board Series A COP	5.25	8-1-2050	18,000,000	18,824,031
				19,565,828
Industrial development revenue: 0.24%
County of Broward Convention Center Hotel Revenue	5.00	1-1-2047	10,000,000	10,320,773
Florida Development Finance Corp. Waste Pro USA, Inc. AMT	3.00	6-1-2032	3,500,000	3,243,804
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.25	8-1-2029	7,500,000	7,706,391
				21,270,968
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 15

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.67%
City of Daytona Beach Series B	5.50%	9-1-2049	$1,415,000	$1,508,775
County of Miami-Dade Series A	5.00	4-1-2051	25,000,000	25,573,552
Duval County Public Schools Series A COP (AG Insured)	5.00	7-1-2034	2,000,000	2,135,353
Duval County Public Schools Series A COP (AG Insured)	5.00	7-1-2035	3,000,000	3,196,034
Indigo Community Development District Special Assessment Series C	7.00	5-1-2030	2,536,248	1,420,299
Julington Creek Plantation Community Development District Series 2023 Assessment (AG Insured)	4.38	5-1-2045	1,000,000	957,330
Julington Creek Plantation Community Development District Series 2023 Assessment (AG Insured)	4.63	5-1-2054	2,995,000	2,780,699
Lakeside Plantation Community Development District Special Assessment Series A	6.95	5-1-2031	521,000	522,070
Marshall Creek Community Development District Series 2002 Special Assessment	5.00	5-1-2032	1,040,000	1,043,234
Marshall Creek Community Development District Series 2016 Special Assessment	6.32	5-1-2045	100,000	100,016
Okaloosa County School Board COP (AG Insured)	5.00	10-1-2049	5,000,000	5,136,980
Pinellas County IDA Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.	5.00	7-1-2039	2,000,000	2,010,432
St. Johns County School Board Series A COP (AG Insured)	5.25	7-1-2047	5,000,000	5,213,650
St. Johns County School Board Series A COP (AG Insured)	5.50	7-1-2049	3,000,000	3,174,942
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	5.00	5-1-2043	1,965,000	1,993,688
Village Community Development District No. 15 Series 2024 Special Assessment144A	4.55	5-1-2044	995,000	954,549
Village Community Development District No. 16 Series 2025 Special Assessment	4.00	5-1-2035	1,500,000	1,483,705
				59,205,308
Resource recovery revenue: 0.06%
County of Pasco Solid Waste Disposal & Resource Recovery System Revenue Series B AMT	5.50	10-1-2056	1,875,000	1,905,865
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	3,000,000	3,013,920
				4,919,785
Tax revenue: 0.61%
City of Orlando Contract Tourist Development Tax Revenue (AG Insured)	5.25	11-1-2041	2,500,000	2,781,504
City of Orlando Contract Tourist Development Tax Revenue (AG Insured)	5.25	11-1-2042	3,500,000	3,869,452
City of Orlando Contract Tourist Development Tax Revenue (AG Insured)	5.25	11-1-2044	3,000,000	3,268,167
County of Broward Tourist Development Tax Revenue	4.00	9-1-2047	15,000,000	13,439,055
County of Lee Local Option Gas Tax Revenue	5.25	8-1-2049	5,000,000	5,115,990
County of Miami-Dade Transit System	5.00	7-1-2049	1,000,000	1,016,793
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.00	9-1-2048	1,000,000	1,009,286
See accompanying notes to portfolio of investments
16 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.50%	9-1-2044	$875,000	$932,659
Miami Beach Redevelopment Agency City Center/Historic Convention Village Redevelopment & Revitalization (AG Insured)	5.00	2-1-2041	6,000,000	6,367,497
Miami Beach Redevelopment Agency City Center/Historic Convention Village Redevelopment & Revitalization (AG Insured)	5.00	2-1-2043	10,500,000	11,009,659
Southeast Overtown Park West Community Redevelopment Agency Series A (AG Insured)	5.00	3-1-2039	2,200,000	2,352,921
Southeast Overtown Park West Community Redevelopment Agency Series A (AG Insured)	5.00	3-1-2040	2,225,000	2,359,124
				53,522,107
Transportation revenue: 0.45%
Central Florida Expressway Authority (AG Insured)	4.00	7-1-2039	6,070,000	6,071,642
Central Florida Expressway Authority Series A (AG Insured)	5.00	7-1-2049	6,000,000	6,239,851
Central Florida Expressway Authority Series A (AG Insured)	5.00	7-1-2054	7,500,000	7,702,888
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2044	4,250,000	4,287,724
Miami-Dade County Expressway Authority Series A	5.00	7-1-2040	8,040,000	8,046,228
Miami-Dade County Expressway Authority Series A	5.00	7-1-2044	3,500,000	3,501,702
Sunshine Skyway Bridge Series A (AG Insured)	4.00	7-1-2038	4,185,000	4,192,725
				40,042,760
Utilities revenue: 0.07%
City of Lakeland Department of Electric Utilities	5.00	10-1-2048	1,250,000	1,312,070
Fort Pierce Utilities Authority Series A (AG Insured)	5.00	10-1-2038	1,000,000	1,064,881
Fort Pierce Utilities Authority Series A (AG Insured)	5.00	10-1-2042	1,000,000	1,052,596
Putnam County Development Authority Seminole Electric Cooperative, Inc. Series B	5.00	3-15-2042	3,000,000	3,045,255
				6,474,802
Water & sewer revenue: 1.03%
Charlotte County IDA MSKP Town & Country Utility LLC AMT	5.88	10-1-2045	700,000	724,750
County of Manatee Public Utilities Revenue	4.00	10-1-2048	3,345,000	3,033,159
County of Miami-Dade Water & Sewer System Revenue	4.00	10-1-2046	8,100,000	7,529,895
County of Miami-Dade Water & Sewer System Revenue Series A	5.25	10-1-2054	4,715,000	4,907,268
Florida Keys Aqueduct Authority Series A	5.00	9-1-2041	2,750,000	2,752,809
JEA Water & Sewer System Revenue Series A	5.50	10-1-2054	10,000,000	10,640,980
Lakewood Ranch Stewardship District Utility Revenue System Acquisition Project (AG Insured)	5.25	10-1-2048	2,605,000	2,697,476
Lakewood Ranch Stewardship District Utility Revenue System Acquisition Project (AG Insured)	5.25	10-1-2053	4,000,000	4,119,639
North Sumter County Utility Dependent District	5.00	10-1-2049	3,250,000	3,283,550
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2044	7,000,000	7,163,353
Tampa Bay Water Series A	5.25	10-1-2054	30,000,000	31,500,912
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 17

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Tender Option Bond Trust Receipts/Certificates Series 2025- XM1210 (AG Insured) (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.45%	4-1-2031	$3,590,000	$3,590,000
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2046	8,250,000	8,467,594
				90,411,385
				662,904,253
Georgia: 2.80%
Airport revenue: 0.10%
City of Atlanta Airport Passenger Facility Charge Series D AMT	4.00	7-1-2034	8,765,000	8,783,592
Education revenue: 0.14%
Development Authority of Cobb County Learning Center Foundation of Central Cobb, Inc. Series A	6.38	7-1-2025	1,705,000	1,193,500
Development Authority of Cobb County Northwest Classical Academy, Inc. Series A144A	5.20	6-15-2033	850,000	867,655
Private Colleges & Universities Authority Emory University Series B	5.00	9-1-2048	4,000,000	4,083,676
Private Colleges & Universities Authority Mercer University	5.00	10-1-2040	5,000,000	5,001,701
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	6.25	7-1-2044	1,490,000	1,343,229
				12,489,761
Health revenue: 0.20%
Brookhaven Development Authority Children’s Healthcare of Atlanta Obligated Group Series A	5.00	7-1-2038	1,500,000	1,568,903
Cobb County Hospital Authority WellStar Health System Obligated Group (Truist Bank LOC)ø	2.45	4-1-2034	4,700,000	4,700,000
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group Series A (Bank of America N.A. LOC)ø	2.42	4-1-2047	3,200,000	3,200,000
Development Authority for Fulton County Shepherd Center, Inc. (Truist Bank LOC)ø	2.48	9-1-2035	3,200,000	3,200,000
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00	4-1-2047	2,250,000	2,260,474
Glynn-Brunswick Memorial Hospital Authority Southeast Georgia Health System Obligated Group	5.00	8-1-2034	2,580,000	2,581,193
				17,510,570
Housing revenue: 0.13%
Georgia HFA Series A	4.60	12-1-2049	12,000,000	11,719,016
Industrial development revenue: 0.03%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	3,000,000	2,762,291
See accompanying notes to portfolio of investments
18 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.08%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50%	4-1-2039	$2,000,000	$2,041,519
Metropolitan Atlanta Rapid Transit Authority Series C	4.00	7-1-2035	5,000,000	5,039,883
				7,081,402
Utilities revenue: 2.12%
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	4.00	3-1-2040	1,000,000	970,468
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	4.00	3-1-2041	1,000,000	958,204
Development Authority of Burke County Georgia Power Co. Series 1995	2.20	10-1-2032	1,500,000	1,329,274
Main Street Natural Gas, Inc. Series Aøø	4.00	7-1-2052	8,500,000	8,599,012
Main Street Natural Gas, Inc. Series A	5.00	6-1-2030	1,000,000	1,044,968
Main Street Natural Gas, Inc. Series A	5.00	5-15-2032	3,745,000	3,881,639
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	16,000,000	16,741,483
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	17,200,000	18,226,422
Main Street Natural Gas, Inc. Series B	5.00	6-1-2027	1,700,000	1,727,893
Main Street Natural Gas, Inc. Series B	5.00	6-1-2028	2,900,000	2,983,354
Main Street Natural Gas, Inc. Series B	5.00	6-1-2029	3,300,000	3,439,752
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	9,215,000	9,662,281
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2055	25,000,000	26,244,738
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	36,550,000	36,471,549
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	14,500,000	15,228,484
Main Street Natural Gas, Inc. Series Eøø	5.00	5-1-2055	14,500,000	15,211,351
Main Street Natural Gas, Inc. Series E-1øø	5.00	12-1-2053	1,550,000	1,640,650
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2037	1,100,000	1,132,893
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2038	1,100,000	1,130,577
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.25	7-1-2064	8,000,000	8,125,708
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (BAM Insured)	5.00	1-1-2049	6,750,000	6,800,490
Municipal Electric Authority of Georgia Project One Subordinated B Series A	4.00	1-1-2040	1,075,000	1,043,969
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	3,580,000	3,644,110
				186,239,269
				246,585,901
Guam: 0.12%
Airport revenue: 0.03%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2035	530,000	569,608
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2036	1,000,000	1,070,237
Antonio B Won Pat International Airport Authority Series A AMT	5.38	10-1-2043	750,000	778,718
Port Authority of Guam Series B AMT	5.00	7-1-2030	500,000	514,238
				2,932,801
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 19

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.00%
Guam Housing Corp. Series A (FHLMC Insured)	5.75%	9-1-2031	$35,000	$35,127
Miscellaneous revenue: 0.07%
Territory of Guam Series F	4.00	1-1-2042	2,750,000	2,616,425
Territory of Guam Series G	5.25	1-1-2037	1,850,000	2,018,926
Territory of Guam Series G	5.25	1-1-2040	1,000,000	1,070,907
				5,706,258
Water & sewer revenue: 0.02%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,600,000	1,618,361
				10,292,547
Hawaii: 0.20%
Airport revenue: 0.20%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2034	6,800,000	7,210,721
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	7,000,000	7,022,638
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2033	1,250,000	1,263,697
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2034	875,000	881,498
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2035	625,000	626,913
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2036	300,000	299,777
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2040	425,000	424,666
				17,729,910
Idaho: 0.09%
Education revenue: 0.07%
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85	5-1-2033	395,000	395,376
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	6.25	5-1-2043	1,365,000	1,366,162
Idaho Housing & Finance Association Liberty Charter School, Inc. Series A144A	4.00	6-1-2030	830,000	825,189
Idaho Housing & Finance Association Liberty Charter School, Inc. Series A144A	4.00	6-1-2038	1,715,000	1,554,812
Idaho Housing & Finance Association North Star Charter School, Inc. Series A	6.75	7-1-2048	1,322,876	1,327,853
Idaho Housing & Finance Association North Star Charter School, Inc. Series B CAB144A¤	0.00	7-1-2049	1,276,564	230,792
				5,700,184
Resource recovery revenue: 0.02%
Southern Idaho Regional Solid Waste District	4.00	3-1-2028	2,000,000	2,020,746
				7,720,930
Illinois: 9.88%
Airport revenue: 0.78%
Chicago Midway International Airport Series B	5.00	1-1-2046	12,000,000	12,500,603
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2041	1,950,000	2,085,038
See accompanying notes to portfolio of investments
20 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25%	1-1-2043	$1,660,000	$1,757,957
Chicago O’Hare International Airport Series A	4.00	1-1-2035	7,500,000	7,590,109
Chicago O’Hare International Airport Series A	5.00	1-1-2034	5,000,000	5,305,736
Chicago O’Hare International Airport Series B	5.00	1-1-2039	10,250,000	10,353,937
Chicago O’Hare International Airport Series B	5.00	1-1-2053	7,500,000	7,534,873
Chicago O’Hare International Airport Series E AMT	5.50	1-1-2048	5,000,000	5,279,092
Chicago O’Hare International Airport Series E (AG Insured)	4.00	1-1-2039	1,500,000	1,506,684
Chicago O’Hare International Airport Series F (BAM Insured)	4.25	1-1-2042	1,950,000	1,943,510
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	1,000,000	1,017,032
Illinois Finance Authority Centerpoint Joliet Terminal Railroad LLC AMT144Aøø	4.80	12-1-2043	7,000,000	7,047,206
Tender Option Bond Trust Receipts/Certificates Series XX1446 (BAM Insured) (Barclays Bank plc LIQ)144Aø	2.54	1-1-2060	5,000,000	5,000,000
				68,921,777
Education revenue: 0.23%
Board of Trustees of the University of Illinois Auxiliary Facilities System Series A CAB (NPFGC Insured)¤	0.00	4-1-2026	2,355,000	2,355,000
Board of Trustees of the University of Illinois Auxiliary Facilities System Series A CAB (NPFGC Insured)¤	0.00	4-1-2027	2,435,000	2,361,178
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2042	1,250,000	1,096,070
Illinois Finance Authority Bradley University Series A	4.00	8-1-2043	750,000	644,763
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2039	1,180,000	1,235,776
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2042	1,835,000	1,861,831
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2044	1,200,000	1,207,824
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2036	1,500,000	1,699,873
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2037	1,350,000	1,530,233
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2038	1,500,000	1,699,410
Illinois Finance Authority University of Chicago Series A	5.25	5-15-2048	2,385,000	2,484,679
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2035	500,000	504,913
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2037	1,000,000	996,716
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	536,110
				20,214,376
GO revenue: 3.09%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	10,000,000	10,462,353
Chicago Board of Education Series A	5.00	12-1-2035	6,630,000	6,661,560
Chicago Board of Education Series A	5.00	12-1-2036	6,000,000	6,002,105
Chicago Board of Education Series A	5.00	12-1-2040	2,000,000	1,930,864
Chicago Board of Education Series A	5.00	12-1-2042	6,555,000	6,193,002
Chicago Board of Education Series B-1 CAB (NPFGC Insured)¤	0.00	12-1-2026	4,245,000	4,145,054
Chicago Board of Education Series C	5.25	12-1-2039	9,000,000	8,651,815
Chicago Board of Education Series D	5.00	12-1-2046	15,000,000	13,697,640
Chicago Board of Education Series H	5.00	12-1-2036	5,905,000	5,696,456
Chicago Board of Education Series H	5.00	12-1-2046	4,000,000	3,652,885
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 21

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Chicago Park District Series C (BAM Insured)	4.00%	1-1-2041	$4,025,000	$3,865,606
Chicago Park District Series D (BAM Insured)	4.00	1-1-2034	4,555,000	4,619,231
Chicago Park District Series E	5.00	11-15-2028	1,655,000	1,671,279
City of Chicago CAB (NPFGC Insured)¤	0.00	1-1-2030	5,995,000	5,234,611
City of Chicago Series A	5.00	1-1-2034	11,790,000	12,095,157
City of Chicago Series A	5.00	1-1-2043	4,000,000	3,907,503
City of Chicago Series A	5.00	1-1-2044	15,000,000	14,451,192
City of Chicago Series A	5.00	1-1-2045	24,000,000	22,774,260
City of Chicago Series A	5.25	1-1-2037	1,950,000	2,006,369
City of Chicago Series A	5.25	1-1-2045	5,475,000	5,386,620
City of Chicago Series A	5.50	1-1-2039	5,000,000	5,179,917
City of Chicago Series A	5.50	1-1-2040	1,000,000	1,031,340
City of Chicago Series A	5.50	1-1-2041	1,500,000	1,529,848
City of Chicago Series A	5.50	1-1-2043	1,500,000	1,519,715
City of Chicago Series B	4.00	1-1-2038	6,615,000	6,045,411
City of Chicago Series C	6.00	1-1-2043	2,000,000	2,158,120
City of Chicago Series E	6.00	1-1-2044	1,500,000	1,607,277
City of Peoria Series A (BAM Insured)	5.00	1-1-2029	2,000,000	2,109,296
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2035	1,370,000	1,501,632
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2036	1,150,000	1,251,899
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2037	1,250,000	1,352,294
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2038	1,000,000	1,075,636
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2040	3,500,000	3,725,256
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2043	1,650,000	1,734,342
Cook County Township High School District No. 201 J Sterling Morton (AG Insured)	5.00	6-1-2039	1,225,000	1,336,708
Cook County Township High School District No. 201 J Sterling Morton (AG Insured)	5.00	6-1-2044	2,750,000	2,913,652
DuPage & Will Counties Community School District No. 204 Indian Prairie	5.00	1-15-2045	5,000,000	5,218,696
Kane & DuPage Counties Community Unit School District No. 303 St. Charles	4.00	1-1-2043	2,325,000	2,275,575
Kane & DuPage Counties Community Unit School District No. 303 St. Charles	4.00	7-1-2044	6,050,000	5,835,924
Kankakee County Community High School District No. 307 Bradley- Bourbonnais (AG Insured)	5.00	12-1-2035	1,185,000	1,317,702
Kankakee County Community High School District No. 307 Bradley- Bourbonnais (AG Insured)	5.00	12-1-2037	1,045,000	1,140,711
Kankakee County Community High School District No. 307 Bradley- Bourbonnais (AG Insured)	5.00	12-1-2040	1,680,000	1,796,025
Kendall Kane & Will Counties Community Unit School District No. 308 CAB (AG Insured)¤	0.00	2-1-2027	12,050,000	11,729,564
Macon County School District No. 61 Decatur Series A (AG Insured)	4.00	12-1-2036	6,000,000	6,016,172
Madison Bond etc. Counties Community Unit School District No. 5 Highland Series B (AG Insured)	5.50	2-1-2040	1,265,000	1,340,184
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	10,000,000	10,041,311
Metropolitan Water Reclamation District of Greater Chicago Series C	5.25	12-1-2032	1,565,000	1,782,102
See accompanying notes to portfolio of investments
22 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	4.00%	12-1-2044	$1,500,000	$1,386,214
State of Illinois	5.00	11-1-2027	1,175,000	1,188,980
State of Illinois	5.50	1-1-2030	2,900,000	3,156,239
State of Illinois Series 1 (NPFGC Insured)	6.00	11-1-2026	785,000	795,782
State of Illinois Series A	5.00	3-1-2046	2,500,000	2,523,554
State of Illinois Series A	5.50	3-1-2042	3,500,000	3,713,972
State of Illinois Series B	5.00	10-1-2028	2,750,000	2,886,798
State of Illinois Series B	5.50	5-1-2047	6,500,000	6,735,410
State of Illinois Series C	4.00	10-1-2038	4,820,000	4,618,744
State of Illinois Series C	5.00	11-1-2029	2,965,000	3,047,909
Village of Bolingbrook Series A	4.00	1-1-2030	3,420,000	3,421,782
Village of New Lenox	4.00	12-15-2041	4,275,000	4,232,248
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2032	400,000	322,874
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	2,830,000	2,183,625
Will County Community Unit School District No. 209-U Wilmington Series A (AG Insured)	5.50	2-1-2041	3,660,000	3,854,357
				271,740,359
Health revenue: 1.22%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2040	8,600,000	8,148,998
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	7,450,000	6,506,578
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series B (JPMorgan Chase Bank N.A. SPA)ø	2.75	8-15-2049	5,650,000	5,650,000
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	6.50	3-1-2055	4,997,890	4,426,332
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series A	4.00	7-15-2039	2,250,000	2,173,729
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series A	4.00	7-15-2047	25,185,000	22,129,752
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2045	12,980,000	12,979,733
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00	8-15-2047	30,000,000	30,233,037
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series Aøø	5.00	8-15-2054	5,000,000	5,383,041
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series D-1 (TD Bank N.A. LOC)ø	2.65	8-1-2043	8,385,000	8,385,000
Illinois Finance Authority University of Illinois	4.00	10-1-2050	2,000,000	1,670,357
				107,686,557
Housing revenue: 1.52%
Illinois Finance Authority University of Illinois Series A	5.00	10-1-2039	1,345,000	1,444,435
Illinois Finance Authority University of Illinois Series A	5.00	10-1-2040	1,840,000	1,964,054
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 23

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Illinois Housing Development Authority Series D (GNMA / FNMA / FHLMC Insured) (Bank of Montreal SPA)ø	2.45%	4-1-2045	$11,300,000	$11,300,000
Illinois Housing Development Authority Series E (GNMA / FNMA / FHLMC Insured)	4.45	4-1-2043	2,535,000	2,542,289
Illinois Housing Development Authority South Park Preservation LP Series B (FHA Insured) (State Street Bank & Trust Co. SPA)ø	2.45	1-1-2066	6,540,000	6,540,000
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	4.00	12-15-2042	2,500,000	2,355,921
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2026	12,245,000	11,987,296
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	6-15-2029	12,085,000	10,877,512
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2029	24,950,000	22,062,641
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2030	49,500,000	42,126,945
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	6-15-2031	10,060,000	8,386,839
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2031	9,800,000	8,014,063
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	5.00	6-15-2053	3,000,000	2,944,953
Northern Illinois University (BAM Insured)	4.00	10-1-2037	1,650,000	1,581,802
				134,128,750
Miscellaneous revenue: 0.35%
Illinois Finance Authority Field Museum of Natural History (U.S. SOFR+1.15%)±	3.69	11-1-2034	2,655,000	2,658,296
Illinois Finance Authority Shedd Aquarium Society	5.00	6-1-2044	4,000,000	4,169,297
Illinois Finance Authority Shedd Aquarium Society	5.00	6-1-2047	5,000,000	5,130,222
Illinois Sports Facilities Authority CAB (Ambac Insured)¤	0.00	6-15-2026	2,030,000	2,016,013
Illinois State University Capital Improvement Project COP (AG Insured)	5.00	4-1-2050	12,240,000	12,351,972
Northeastern Illinois University Capital Improvement Project COP (BAM Insured)	5.00	7-1-2042	1,200,000	1,223,440
Northeastern Illinois University Capital Improvement Project COP (BAM Insured)	5.25	7-1-2050	1,635,000	1,648,308
Northeastern Illinois University Capital Improvement Project COP (BAM Insured)	5.75	7-1-2045	1,650,000	1,748,657
				30,946,205
Tax revenue: 1.65%
Chicago Transit Authority Sales Tax Receipts Fund	5.00	12-1-2046	21,500,000	21,560,181
Chicago Transit Authority Sales Tax Receipts Fund Series A	5.00	12-1-2045	2,440,000	2,487,971
Chicago Transit Authority Sales Tax Receipts Fund Series A (BAM Insured)	5.00	12-1-2046	10,000,000	10,262,485
County of Cook Sales Tax Revenue Series A	4.00	11-15-2041	2,000,000	1,909,751
County of Cook Sales Tax Revenue Series A	5.25	11-15-2045	5,000,000	5,232,620
Illinois Sports Facilities Authority (AG Insured)	5.00	6-15-2026	4,775,000	4,790,237
See accompanying notes to portfolio of investments
24 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Illinois Sports Facilities Authority (AG Insured)	5.00%	6-15-2027	$8,845,000	$8,890,799
Illinois Sports Facilities Authority (AG Insured)	5.00	6-15-2028	4,030,000	4,096,736
Illinois Sports Facilities Authority (AG Insured)	5.25	6-15-2032	13,190,000	13,409,189
Regional Transportation Authority Series A (AG Insured)	5.75	6-1-2034	15,000,000	16,822,386
Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2027	7,275,000	7,446,531
Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2033	5,000,000	5,678,581
Regional Transportation Authority Series B (NPFGC Insured)	5.50	6-1-2027	8,865,000	9,030,983
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	8,950,000	8,752,644
Sales Tax Securitization Corp. Series A	4.00	1-1-2048	5,430,000	4,674,522
State of Illinois Sales Tax Revenue Series A (BAM Insured)	4.00	6-15-2034	2,000,000	2,023,315
State of Illinois Sales Tax Revenue Series A (BAM Insured)	4.13	6-15-2037	1,945,000	1,956,122
State of Illinois Sales Tax Revenue Series C	5.00	6-15-2028	3,500,000	3,671,167
State of Illinois Sales Tax Revenue Series D	4.00	6-15-2030	12,000,000	12,019,859
				144,716,079
Transportation revenue: 0.59%
Illinois Finance Authority Centerpoint Joliet Terminal Railroad LLC AMT144Aøø	4.13	12-1-2043	20,000,000	19,513,788
Illinois State Toll Highway Authority Series A	4.00	1-1-2042	1,250,000	1,222,454
Illinois State Toll Highway Authority Series A	4.00	1-1-2046	265,000	244,233
Illinois State Toll Highway Authority Series A	5.00	1-1-2038	5,000,000	5,477,070
Illinois State Toll Highway Authority Series A	5.00	1-1-2040	6,000,000	5,999,492
Illinois State Toll Highway Authority Series A	5.00	1-1-2046	15,245,000	15,725,134
Public Building Commission of Chicago (Ambac Insured)	5.25	3-1-2027	3,400,000	3,467,876
				51,650,047
Utilities revenue: 0.04%
Northern Illinois Municipal Power Agency Series A	4.00	12-1-2033	3,430,000	3,432,429
Water & sewer revenue: 0.41%
City of Chicago Wastewater Transmission Revenue Series A (AG Insured)	5.25	1-1-2058	5,000,000	5,104,507
City of Chicago Wastewater Transmission Revenue Series A (BAM Insured)	5.00	1-1-2043	2,000,000	2,122,126
City of Chicago Waterworks Revenue (AG Insured)	5.25	11-1-2032	3,250,000	3,360,618
City of Chicago Waterworks Revenue Series A (AG Insured)	5.25	11-1-2048	5,000,000	5,177,029
City of Chicago Waterworks Revenue Series A (AG Insured)	5.50	11-1-2062	4,780,000	4,948,924
City of Chicago Waterworks Revenue Series B (AG Insured)	4.00	11-1-2040	4,000,000	3,967,744
City of Joliet Waterworks & Sewerage Revenue (BAM Insured)	5.25	1-1-2050	5,000,000	5,170,365
Grand Prairie Water Commission (BAM Insured)	5.25	1-1-2050	1,000,000	1,040,607
Illinois Finance Authority Water Revolving Fund - Clean Water Program	4.00	7-1-2038	5,000,000	5,001,669
				35,893,589
				869,330,168
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 25

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Indiana: 1.33%
Education revenue: 0.19%
Indiana Finance Authority DePauw University Series A	5.00%	7-1-2047	$17,000,000	$16,527,298
Indiana Finance Authority KIPP Indianapolis, Inc. Series A	5.00	7-1-2040	350,000	338,139
				16,865,437
Health revenue: 0.23%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2033	12,885,000	12,973,689
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2036	5,000,000	5,011,297
Indiana Finance Authority Marion General Hospital, Inc. Obligated Group Series A	4.00	7-1-2045	2,560,000	2,261,049
				20,246,035
Housing revenue: 0.19%
Hobart Building Corp. School City	4.00	7-15-2035	2,295,000	2,313,546
Indiana Housing & CDA TWG Cowan LPøø	3.35	1-1-2043	3,100,000	3,114,356
IPS Multi-School Building Corp. Board of School Commissioners	5.00	7-15-2044	2,000,000	2,099,375
Northwestern School Building Corp.	4.00	1-15-2043	3,005,000	2,919,948
Northwestern School Building Corp.	6.00	7-15-2039	850,000	941,661
Tippecanoe County School Building Corp. Series B	6.00	7-15-2036	1,000,000	1,167,710
Tippecanoe County School Building Corp. Series B	6.00	7-15-2038	1,000,000	1,156,949
Tippecanoe County School Building Corp. Series B	6.00	7-15-2041	1,750,000	1,998,566
Tippecanoe County School Building Corp. Series B	6.00	1-15-2043	1,000,000	1,129,174
				16,841,285
Industrial development revenue: 0.07%
City of Valparaiso Pratt Paper LLC AMT144A	4.88	1-1-2044	6,000,000	6,030,847
Miscellaneous revenue: 0.26%
Carmel Local Public Improvement Bond Bank Series 2016	5.00	7-15-2031	6,000,000	6,033,033
Indianapolis Local Public Improvement Bond Bank Series A (AG Insured)	4.00	6-1-2039	10,535,000	10,529,473
Indianapolis Local Public Improvement Bond Bank Series A (AG Insured)	4.00	6-1-2041	3,000,000	2,925,115
Indianapolis Local Public Improvement Bond Bank Series B	5.25	2-1-2048	3,000,000	3,148,387
				22,636,008
Tax revenue: 0.05%
Indianapolis Local Public Improvement Bond Bank Courthouse & Jail Project Series A	5.00	2-1-2049	4,000,000	4,040,961
Utilities revenue: 0.24%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	3.00	11-1-2030	4,650,000	4,526,226
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	3,000,000	3,077,134
Indiana Finance Authority Ohio Valley Electric Corp. Series C	3.00	11-1-2030	4,000,000	3,893,528
Indiana Municipal Power Agency Series A	5.00	1-1-2042	10,000,000	10,008,080
				21,504,968
See accompanying notes to portfolio of investments
26 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.10%
City of Fishers Sewage Works Revenue (BAM Insured)	4.00%	7-1-2043	$3,450,000	$3,359,625
City of Fishers Sewage Works Revenue (BAM Insured)	4.00	7-1-2045	3,160,000	3,024,726
Evansville Waterworks District Series A (BAM Insured)	5.00	7-1-2047	2,250,000	2,297,508
				8,681,859
				116,847,400
Iowa: 0.13%
GO revenue: 0.04%
City of Cedar Rapids Series A	4.00	6-1-2048	3,630,000	3,374,107
Housing revenue: 0.09%
City of Altoona Series C	5.00	6-1-2031	1,805,000	1,812,189
Iowa Finance Authority Series H (GNMA / FNMA / FHLMC Insured) (U.S. Bank N.A. SPA)ø	2.75	1-1-2052	6,395,000	6,395,000
				8,207,189
				11,581,296
Kansas: 0.23%
GO revenue: 0.06%
Johnson County Unified School District No. 512 Shawnee Mission Series A	4.00	10-1-2043	3,000,000	2,937,882
Wyandotte County Unified School District No. 203 Piper Series A (AG Insured)	5.25	9-1-2052	2,500,000	2,575,278
				5,513,160
Tax revenue: 0.17%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	25,195,000	14,428,673
				19,941,833
Kentucky: 1.36%
Education revenue: 0.05%
County of Boyle Centre College of Kentucky Series A	5.25	6-1-2049	2,550,000	2,560,428
Kentucky Bond Development Corp. Centre College	4.00	6-1-2046	800,000	697,558
Kentucky Bond Development Corp. Centre College	4.00	6-1-2051	1,250,000	1,022,555
				4,280,541
Health revenue: 0.31%
County of Warren Bowling Green Community Hospital Corp.	5.25	4-1-2054	3,000,000	3,066,982
Kentucky EDFA Baptist Healthcare System Obligated Group Series B	5.00	8-15-2041	5,000,000	5,067,570
Kentucky EDFA Baptist Healthcare System Obligated Group Series B	5.00	8-15-2046	2,070,000	2,083,612
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2028	5,140,000	4,647,277
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2040	3,300,000	3,493,052
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 27

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00%	10-1-2041	$3,000,000	$3,172,748
Tender Option Bond Trust Receipts/Certificates Series 2026- BAML5070 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.05	2-1-2046	5,550,000	5,550,000
				27,081,241
Housing revenue: 0.16%
Fayette County School District Finance Corp. Series A	4.00	5-1-2038	5,600,000	5,468,983
Kentucky Bond Corp. Series D	4.50	2-1-2052	2,355,000	2,269,182
Kentucky State Property & Building Commission Project No. 124 Series A (AG Insured)	5.00	11-1-2039	6,000,000	6,328,137
				14,066,302
Industrial development revenue: 0.04%
County of Trimble Kentucky Utilities Co. AMTøø	4.70	6-1-2054	4,000,000	4,023,848
Miscellaneous revenue: 0.19%
Kentucky State University COP (BAM Insured)	4.00	11-1-2046	640,000	599,647
Kentucky State University COP (BAM Insured)	4.00	11-1-2051	1,000,000	880,713
Kentucky State University COP (BAM Insured)	4.00	11-1-2056	1,000,000	866,877
PFA Series 202 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.00	2-1-2056	14,900,000	14,900,000
				17,247,237
Transportation revenue: 0.11%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2030	2,000,000	1,621,606
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2031	2,780,000	2,101,301
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2032	2,500,000	1,766,156
Kentucky Public Transportation Infrastructure Authority Series C CCAB	6.40	7-1-2033	1,000,000	1,144,202
Kentucky Public Transportation Infrastructure Authority Series C CCAB	6.45	7-1-2034	2,505,000	2,860,533
				9,493,798
Utilities revenue: 0.50%
Kentucky Public Energy Authority Series A-1øø	5.25	4-1-2054	17,250,000	18,470,703
Kentucky Public Energy Authority Series C	5.00	5-1-2036	24,000,000	25,258,270
				43,728,973
				119,921,940
Louisiana: 1.45%
Airport revenue: 0.09%
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AG Insured)	5.00	1-1-2036	1,750,000	1,794,765
See accompanying notes to portfolio of investments
28 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AG Insured)	5.00%	1-1-2037	$1,750,000	$1,791,578
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AG Insured)	5.00	1-1-2038	1,500,000	1,533,167
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2048	1,145,000	1,144,457
Port New Orleans Board of Commissioners Series E AMT	5.00	4-1-2040	2,000,000	2,037,756
				8,301,723
GO revenue: 0.02%
City of New Orleans Series A	5.00	12-1-2046	2,000,000	2,012,959
Health revenue: 0.06%
PFA Series VRS209 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.00	12-1-2052	5,000,000	5,000,000
Industrial development revenue: 0.31%
Louisiana Offshore Terminal Authority Loop LLC Series 2013Cøø	4.20	9-1-2034	5,200,000	5,267,717
Louisiana Offshore Terminal Authority Loop LLC Series Aøø	4.20	9-1-2033	15,000,000	15,198,807
Parish of St. James NuStar Logistics LPøø	3.70	8-1-2041	4,000,000	4,047,800
Parish of St. John the Baptist Marathon Oil Corp. Series Cøø	3.30	6-1-2037	3,000,000	3,025,373
				27,539,697
Miscellaneous revenue: 0.02%
Louisiana Local Government Environmental Facilities & CDA Parish of Jefferson144A	4.00	11-1-2044	1,555,000	1,424,983
Tax revenue: 0.41%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	10,000,000	10,198,691
Ernest N Morial New Orleans Exhibition Hall Authority	5.50	7-15-2053	5,000,000	5,140,700
Louisiana Stadium & Exposition District Series A	5.25	7-1-2053	20,000,000	20,573,254
				35,912,645
Transportation revenue: 0.26%
Louisiana PFA Calcasieu Bridge Partners LLC AMT	5.50	9-1-2054	13,020,000	13,177,474
Louisiana PFA Calcasieu Bridge Partners LLC AMT	5.50	9-1-2059	10,000,000	10,070,727
				23,248,201
Utilities revenue: 0.07%
City of Lafayette Utilities Revenue Electric Projects (AG Insured)	5.00	11-1-2049	6,000,000	6,236,028
Water & sewer revenue: 0.21%
City of New Orleans Sewerage Service Revenue Series B	4.00	6-1-2050	1,200,000	1,030,916
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2045	1,500,000	1,516,441
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2038	350,000	351,344
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2039	400,000	400,215
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 29

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00%	6-1-2040	$350,000	$348,051
City of Shreveport Water & Sewer Revenue (AG Insured)	5.00	12-1-2037	2,325,000	2,572,698
City of Shreveport Water & Sewer Revenue (AG Insured)	5.00	12-1-2038	1,550,000	1,702,756
City of Shreveport Water & Sewer Revenue (AG Insured)	5.00	12-1-2040	1,750,000	1,897,120
City of Shreveport Water & Sewer Revenue Series B (AG Insured)	4.00	12-1-2036	730,000	730,519
City of Shreveport Water & Sewer Revenue Series B (AG Insured)	4.00	12-1-2044	1,000,000	943,896
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	6,075,000	5,762,702
Greater Ouachita Water Co. (BAM Insured)	4.50	9-1-2053	1,150,000	1,043,138
				18,299,796
				127,976,032
Maine: 0.15%
Health revenue: 0.12%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2040	1,700,000	1,633,226
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2045	4,500,000	4,148,090
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2028	1,445,000	1,482,719
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2029	1,535,000	1,634,135
Maine Health & Higher Educational Facilities Authority Series A (AG Insured)	4.00	7-1-2046	500,000	470,014
Maine Health & Higher Educational Facilities Authority Series A (AG Insured)	4.00	7-1-2050	1,000,000	910,948
				10,279,132
Resource recovery revenue: 0.03%
Finance Authority of Maine Casella Waste Systems, Inc. Series R AMT144A	5.00	8-1-2035	2,500,000	2,606,996
				12,886,128
Maryland: 0.38%
Education revenue: 0.01%
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2027	100,000	100,064
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2030	200,000	200,076
				300,140
Health revenue: 0.28%
County of Montgomery Trinity Health Corp. Obligated Group	4.00	12-1-2044	5,000,000	4,702,133
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2045	745,000	648,043
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2050	850,000	701,384
Maryland Health & Higher Educational Facilities Authority MedStar Health Obligated Group Series Bøø	5.00	8-15-2056	5,000,000	5,507,020
See accompanying notes to portfolio of investments
30 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Maryland Health & Higher Educational Facilities Authority MedStar Health Obligated Group Series C	5.00%	8-15-2040	$3,000,000	$3,261,825
Maryland Health & Higher Educational Facilities Authority MedStar Health Obligated Group Series C	5.00	8-15-2042	2,675,000	2,880,191
Tender Option Bond Trust Receipts/Certificates Series BAML5071 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.98	7-1-2047	7,000,000	7,000,000
				24,700,596
Housing revenue: 0.04%
Maryland Stadium Authority Series A	5.00	9-1-2037	3,000,000	3,268,809
Tax revenue: 0.02%
Maryland Economic Development Corp. City of Baltimore Port Covington Development District	4.00	9-1-2050	2,500,000	2,036,635
Transportation revenue: 0.02%
Maryland State Transportation Authority Facilities Projects	4.00	7-1-2050	2,190,000	1,987,358
Water & sewer revenue: 0.01%
City of Baltimore Water Utility Fund Series A	4.00	7-1-2039	500,000	497,397
City of Baltimore Water Utility Fund Series A	4.00	7-1-2040	500,000	494,015
				991,412
				33,284,950
Massachusetts: 3.07%
Airport revenue: 0.17%
Massachusetts Port Authority Series A AMT	5.00	7-1-2039	4,005,000	4,231,184
Massachusetts Port Authority Series A AMT	5.00	7-1-2042	2,000,000	2,084,036
Massachusetts Port Authority Series E AMT	5.00	7-1-2046	1,975,000	2,009,770
Massachusetts Port Authority Series E AMT	5.00	7-1-2051	7,000,000	7,024,579
				15,349,569
Education revenue: 0.22%
Collegiate Charter School of Lowell	5.00	6-15-2039	1,000,000	1,000,330
Collegiate Charter School of Lowell	5.00	6-15-2049	1,750,000	1,655,285
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2045	2,400,000	2,054,361
Massachusetts Development Finance Agency Northeastern University	5.00	10-1-2044	7,000,000	7,418,559
Massachusetts Development Finance Agency Suffolk University	4.00	7-1-2051	1,000,000	810,485
Massachusetts Development Finance Agency Suffolk University	6.00	7-1-2050	2,750,000	2,887,580
Massachusetts Educational Financing Authority Series B AMT	4.25	7-1-2032	1,800,000	1,810,566
University of Massachusetts Building Authority Series 1	5.00	11-1-2036	1,590,000	1,591,921
				19,229,087
GO revenue: 1.03%
City of Revere	4.00	8-1-2047	4,000,000	3,696,599
Commonwealth of Massachusetts	4.00	5-1-2045	20,000,000	18,909,646
Commonwealth of Massachusetts Series A	5.00	5-1-2053	13,000,000	13,324,882
Commonwealth of Massachusetts Series A	5.00	1-1-2054	13,500,000	13,850,600
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 31

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Commonwealth of Massachusetts Series D	5.00%	10-1-2053	$13,540,000	$13,895,661
Commonwealth of Massachusetts Series E	5.00	11-1-2050	15,540,000	15,866,237
Commonwealth of Massachusetts Series E	5.25	9-1-2048	1,765,000	1,805,065
Commonwealth of Massachusetts Series F	5.00	11-1-2041	5,000,000	5,108,783
Town of Tyngsborough	4.00	10-15-2048	4,275,000	3,961,560
				90,419,033
Health revenue: 0.95%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00	8-15-2045	5,200,000	5,201,500
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series N (AG Insured)	5.50	7-1-2050	10,000,000	10,720,420
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series D	5.00	7-1-2044	6,000,000	6,001,517
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series E	5.00	7-1-2035	5,115,000	5,122,923
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series E	5.00	7-1-2036	2,750,000	2,753,374
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series G	5.25	7-1-2048	7,805,000	7,851,071
Massachusetts Development Finance Agency Dana-Farber Cancer Institute Obligated Group Series N	5.00	12-1-2046	3,000,000	3,009,200
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series A-2	4.00	7-1-2040	1,000,000	973,448
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series A-2	4.00	7-1-2041	1,200,000	1,161,093
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series D	5.00	7-1-2054	15,000,000	15,189,082
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series F	5.00	7-1-2045	6,000,000	6,336,701
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series F	5.00	7-1-2046	8,495,000	8,902,559
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series Q	5.00	7-1-2047	6,085,000	6,091,466
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	4.00	10-1-2045	3,835,000	3,466,375
Massachusetts HEFA Mass General Brigham, Inc. (TD Bank N.A. LOC)ø	1.50	7-1-2040	445,000	445,000
				83,225,729
Miscellaneous revenue: 0.11%
Massachusetts Bay Transportation Authority Assessment Revenue Series A-2	5.00	7-1-2052	9,450,000	9,683,810
Tax revenue: 0.59%
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2047	6,485,000	6,555,750
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2048	11,510,000	11,664,560
See accompanying notes to portfolio of investments
32 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00%	6-1-2049	$16,500,000	$16,885,074
Commonwealth of Massachusetts Transportation Fund Revenue Series B	5.00	6-1-2051	10,000,000	10,326,528
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1	4.00	7-1-2040	6,920,000	6,971,746
				52,403,658
				270,310,886
Michigan: 1.61%
Airport revenue: 0.18%
Wayne County Airport Authority Detroit Metropolitan Series B AMT	5.00	12-1-2041	1,145,000	1,189,799
Wayne County Airport Authority Detroit Metropolitan Series B (BAM Insured)	5.00	12-1-2046	1,400,000	1,421,358
Wayne County Airport Authority Detroit Metropolitan Series G AMT	5.00	12-1-2033	12,305,000	13,470,552
				16,081,709
Education revenue: 0.07%
Michigan Finance Authority Bradford Academy	4.30	9-1-2030	705,000	652,993
Michigan Finance Authority Bradford Academy	4.80	9-1-2040	1,205,000	979,197
Michigan Finance Authority Bradford Academy	5.00	9-1-2050	4,530,000	3,309,234
Michigan Public Educational Facilities Authority Crescent Academy	7.00	10-1-2036	910,000	862,843
				5,804,267
GO revenue: 0.06%
Okemos Public Schools Series II (QSBLF Insured)	5.00	5-1-2049	2,250,000	2,314,983
Okemos Public Schools Series II (QSBLF Insured)	5.00	5-1-2054	3,000,000	3,039,846
				5,354,829
Health revenue: 0.29%
Kentwood Economic Development Corp. Holland Home Obligated Group Series 2021	4.00	11-15-2045	750,000	644,345
Kentwood Economic Development Corp. Holland Home Obligated Group Series 2022	4.00	11-15-2031	860,000	861,919
Michigan Finance Authority Corewell Health Obligated Group Series A	5.00	11-1-2044	4,000,000	3,999,835
Michigan Finance Authority McLaren Health Care Corp. Obligated Group Series A	4.00	2-15-2047	3,000,000	2,632,473
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2016MI	5.00	12-1-2034	8,055,000	8,074,984
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2017-MI	5.00	12-1-2046	8,700,000	8,758,840
				24,972,396
Housing revenue: 0.51%
Michigan Municipal Bond Authority Series C (Ambac Insured)	4.75	5-1-2027	2,355,000	2,386,074
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 33

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Michigan State Building Authority Series Iø	2.52%	4-15-2059	$28,280,000	$28,280,000
Michigan State Building Authority Series I	5.00	4-15-2041	14,295,000	14,394,652
				45,060,726
Miscellaneous revenue: 0.06%
Michigan Finance Authority County of Wayne	4.00	11-1-2048	6,000,000	5,337,276
Utilities revenue: 0.11%
Lansing Board of Water & Light Series A	5.25	7-1-2054	9,600,000	9,922,969
Water & sewer revenue: 0.33%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2036	6,905,000	6,934,092
Great Lakes Water Authority Water Supply System Revenue Series D	4.00	7-1-2032	11,000,000	11,012,537
Great Lakes Water Authority Water Supply System Revenue Series D (AG Insured)	4.00	7-1-2033	11,000,000	11,021,030
				28,967,659
				141,501,831
Minnesota: 0.41%
GO revenue: 0.02%
County of Hennepin Series A	5.00	12-1-2037	1,000,000	1,026,840
Shakopee Independent School District No. 720 Series A	4.00	2-1-2030	225,000	227,556
Shakopee Independent School District No. 720 Series A	4.00	2-1-2032	240,000	242,528
				1,496,924
Health revenue: 0.28%
City of Minneapolis Allina Health Obligated Group	4.00	11-15-2040	6,000,000	5,734,731
City of Minneapolis Fairview Health Services Obligated Group Series A	4.00	11-15-2048	2,315,000	1,918,282
City of Minneapolis Fairview Health Services Obligated Group Series C (Bank of America N.A. LOC)ø	2.90	11-15-2048	5,000,000	5,000,000
City of St. Cloud CentraCare Health System Obligated Group	5.00	5-1-2048	1,500,000	1,512,518
Minnesota Agricultural & Economic Development Board HealthPartners Obligated Group	5.25	1-1-2047	10,000,000	10,431,653
				24,597,184
Housing revenue: 0.05%
City of Forest Lake Kilkenny Senior Housing LP (FNMA LOC, FNMA LIQ)ø	2.47	8-15-2038	100,000	100,000
City of Oak Park Heights VSSA Boutwells Landing LLC (FHLMC LIQ)ø	2.37	11-1-2035	4,165,000	4,165,000
				4,265,000
Miscellaneous revenue: 0.02%
Minnesota Rural Water Finance Authority, Inc. BAN	3.30	8-1-2026	2,000,000	2,000,568
See accompanying notes to portfolio of investments
34 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.04%
City of Rochester Electric Utility Revenue Series A	5.00%	12-1-2042	$3,895,000	$3,934,439
				36,294,115
Mississippi: 0.28%
Industrial development revenue: 0.17%
Mississippi Business Finance Corp. Chevron USA, Inc. Series Hø	2.80	11-1-2035	2,685,000	2,685,000
Mississippi Business Finance Corp. Waste Pro USA, Inc. Series A AMT144Aøø	4.38	2-1-2048	12,500,000	12,553,104
				15,238,104
Miscellaneous revenue: 0.07%
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AG Insured)	5.00	9-1-2030	4,660,000	4,705,290
Mississippi Development Bank Lamar County School District	5.25	6-1-2045	1,075,000	1,150,971
				5,856,261
Tobacco revenue: 0.04%
State of Mississippi ABC Revenues	5.00	10-1-2049	3,190,000	3,255,485
				24,349,850
Missouri: 0.51%
Education revenue: 0.11%
HEFA of the State of Missouri BSDS, Inc.144A	6.25	6-1-2046	9,675,000	9,484,150
GO revenue: 0.05%
St. Louis School District	4.00	4-1-2030	4,840,000	4,840,000
Miscellaneous revenue: 0.30%
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2037	3,000,000	3,087,425
Kansas City IDA Airport Revenue Series B AMT (AG Insured)	5.00	3-1-2049	23,075,000	23,089,373
				26,176,798
Water & sewer revenue: 0.05%
City of Kansas City Water Revenue Series A	5.00	12-1-2048	4,500,000	4,655,980
				45,156,928
Nebraska: 0.47%
Health revenue: 0.01%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series A	4.00	11-15-2040	1,150,000	1,111,788
Utilities revenue: 0.46%
Central Plains Energy Project No. 3 Series A	5.00	9-1-2033	6,000,000	6,275,282
Central Plains Energy Project Series A-1øø	5.00	8-1-2055	32,355,000	34,249,330
				40,524,612
				41,636,400
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 35

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nevada: 1.54%
GO revenue: 1.16%
City of Henderson Series A-1	4.00%	6-1-2045	$4,610,000	$4,454,186
City of Henderson Series B-1	4.00	6-1-2039	4,060,000	4,077,826
City of Henderson Series B-1	4.00	6-1-2040	3,340,000	3,339,626
City of Las Vegas Series A	4.00	2-1-2038	1,335,000	1,344,782
Clark County School District Series A (AG Insured)	4.00	6-15-2035	9,585,000	9,636,789
Clark County School District Series A (AG Insured)	4.00	6-15-2036	850,000	860,032
Clark County School District Series A (AG Insured)	4.00	6-15-2037	900,000	905,435
Clark County School District Series A (AG Insured)	4.00	6-15-2038	850,000	852,500
Clark County School District Series A (AG Insured)	4.00	6-15-2039	1,000,000	999,091
Clark County School District Series A (AG Insured)	5.00	6-15-2032	900,000	972,078
Clark County School District Series A (AG Insured)	5.00	6-15-2033	825,000	887,524
Clark County School District Series A (AG Insured)	5.00	6-15-2034	950,000	1,018,498
Clark County School District Series A (AG Insured)	5.00	6-15-2035	1,000,000	1,066,991
County of Clark Series A	5.00	6-1-2043	9,360,000	9,614,276
County of Clark Series A	5.00	5-1-2048	50,215,000	51,043,342
County of Clark Series C	4.00	7-1-2032	6,000,000	6,062,494
Las Vegas Valley Water District Series A	4.00	6-1-2034	4,600,000	4,790,088
				101,925,558
Industrial development revenue: 0.01%
County of Clark Southern California Edison Co.	2.10	6-1-2031	1,250,000	1,135,346
Tax revenue: 0.37%
City of Las Vegas Series A	5.00	6-1-2044	1,000,000	1,075,921
City of Las Vegas Series A	5.00	6-1-2051	12,000,000	12,384,926
County of Clark Sales & Excise Tax Revenue Streets & Highway Project	4.00	7-1-2043	4,500,000	4,506,433
Las Vegas Convention & Visitors Authority Clark County Combined Room Tax Revenue Series B	4.00	7-1-2049	10,000,000	8,852,089
Las Vegas Convention & Visitors Authority Combined Room Tax Revenue Series A	5.00	7-1-2049	6,000,000	6,137,360
				32,956,729
				136,017,633
New Hampshire: 0.92%
Education revenue: 0.26%
New Hampshire Business Finance Authority University of Nevada Reno Series A (BAM Insured)	5.25	6-1-2051	10,000,000	10,362,194
New Hampshire HEFA Act University System	5.00	7-1-2040	6,000,000	6,001,985
New Hampshire HEFA Act University System (BAM Insured)	5.25	7-1-2048	5,860,000	6,088,231
				22,452,410
Health revenue: 0.32%
New Hampshire HEFA Act Concord Hospital Obligated Group	5.00	10-1-2047	5,000,000	5,012,521
See accompanying notes to portfolio of investments
36 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
New Hampshire HEFA Act Dartmouth-Hitchcock Obligated Group Series A	5.00%	8-1-2036	$2,660,000	$2,727,368
RBC Municipal Products, Inc. Trust Series 2025-C24 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.46	11-1-2041	20,000,000	20,000,000
				27,739,889
Housing revenue: 0.12%
New Hampshire Business Finance Authority Municipal Certificates Class A Series 1-A	4.13	1-20-2034	5,858,161	5,872,540
New Hampshire Business Finance Authority Series 1øø	4.13	4-20-2043	5,000,000	4,857,955
				10,730,495
Resource recovery revenue: 0.22%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	2,560,000	2,646,647
New Hampshire Business Finance Authority Waste Management, Inc. Series A AMTøø	4.00	10-1-2033	17,000,000	17,021,435
				19,668,082
				80,590,876
New Jersey: 1.06%
Airport revenue: 0.02%
South Jersey Port Corp. Series S-1	5.00	1-1-2039	1,350,000	1,350,773
Education revenue: 0.01%
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	4.00	7-1-2047	750,000	681,135
Health revenue: 0.00%
New Jersey Health Care Facilities Financing Authority AHS Hospital Corp. Series B (Bank of America N.A. LOC)ø	2.46	7-1-2036	100,000	100,000
Housing revenue: 0.31%
Garden State Preservation Trust Series A (AG Insured)	5.75	11-1-2028	9,510,000	9,975,266
New Jersey EDA Portal North Bridge Project Series A	5.00	11-1-2038	5,000,000	5,385,505
New Jersey EDA Portal North Bridge Project Series A	5.25	11-1-2041	3,000,000	3,239,618
Union County Utilities Authority Covanta Union LLC Series A AMT	5.25	12-1-2031	8,950,000	8,967,208
				27,567,597
Industrial development revenue: 0.05%
New Jersey EDA United Airlines, Inc.	5.25	9-15-2029	4,210,000	4,214,888
Miscellaneous revenue: 0.12%
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	2,620,000	2,600,390
Newark Housing Authority Port Authority of New York & New Jersey (NPFGC Insured)	5.00	1-1-2032	7,620,000	8,087,414
				10,687,804
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 37

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.55%
New Jersey TTFA Series A¤	0.00%	12-15-2026	$1,150,000	$1,127,364
New Jersey TTFA Series A¤	0.00	12-15-2030	8,000,000	6,865,344
New Jersey TTFA Series A¤	0.00	12-15-2031	4,500,000	3,723,526
New Jersey TTFA Series A	4.25	6-15-2040	4,375,000	4,422,224
New Jersey TTFA Series A CAB¤	0.00	12-15-2039	10,000,000	5,630,615
New Jersey TTFA Series AA	5.00	6-15-2038	2,000,000	2,150,217
New Jersey TTFA Series AA	5.00	6-15-2039	3,000,000	3,163,452
New Jersey TTFA Series AA	5.25	6-15-2050	7,000,000	7,323,937
New Jersey TTFA Series CC	5.25	6-15-2046	6,000,000	6,614,098
South Jersey Transportation Authority Series A	5.00	11-1-2041	1,000,000	1,057,126
South Jersey Transportation Authority Series A	5.25	11-1-2052	1,500,000	1,538,040
Tender Option Bond Trust Receipts/Certificates Series XX1405 (Barclays Bank plc LIQ)144Aø	2.88	1-1-2055	5,035,000	5,035,000
				48,650,943
				93,253,140
New Mexico: 0.13%
Industrial development revenue: 0.13%
City of Farmington Southern California Edison Co.	1.80	4-1-2029	5,000,000	4,692,289
City of Farmington Southern California Edison Co. Series B	1.80	4-1-2029	7,000,000	6,569,205
				11,261,494
New York: 11.75%
Airport revenue: 2.00%
Build NYC Resource Corp. Transportation Infrastructure Purpose Obligated Group AMT	5.50	7-1-2044	1,000,000	1,067,036
Build NYC Resource Corp. Transportation Infrastructure Purpose Obligated Group AMT	5.50	7-1-2045	1,250,000	1,322,563
Build NYC Resource Corp. Transportation Infrastructure Purpose Obligated Group AMT	5.50	7-1-2050	5,500,000	5,664,823
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	6,250,000	6,567,352
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	3,000,000	3,289,500
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2037	2,000,000	2,099,009
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2038	6,000,000	6,265,085
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2039	13,000,000	13,511,341
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2042	3,385,000	3,479,936
New York Transportation Development Corp. JFK International Air Terminal LLC AMT (AG Insured)	5.00	12-1-2040	3,000,000	3,144,076
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	4.00	12-1-2039	700,000	660,164
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	4.00	12-1-2040	900,000	838,571
See accompanying notes to portfolio of investments
38 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00%	12-1-2032	$1,000,000	$1,058,609
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2037	700,000	725,221
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2035	2,475,000	2,634,833
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2036	1,750,000	1,850,897
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2037	1,750,000	1,839,582
New York Transportation Development Corp. JFK Millennium Partners LLC Series A AMT	5.50	12-31-2054	17,000,000	17,117,876
New York Transportation Development Corp. JFK Millennium Partners LLC Series A AMT (AG Insured)	5.25	12-31-2054	5,000,000	5,028,082
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2054	3,000,000	3,023,214
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2060	18,000,000	18,027,470
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2044	2,000,000	2,180,042
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2050	2,500,000	2,649,952
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2054	6,500,000	6,733,048
New York Transportation Development Corp. JFK NTO LLC AMT (AG Insured)	5.00	6-30-2049	9,000,000	8,945,930
New York Transportation Development Corp. JFK NTO LLC AMT (AG Insured)	5.00	6-30-2054	5,000,000	4,948,710
New York Transportation Development Corp. JFK NTO LLC AMT (BAM Insured)	5.25	6-30-2049	5,000,000	5,070,681
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2041	3,250,000	3,251,136
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2046	10,435,000	10,434,491
Port Authority of New York & New Jersey Series 205th	5.25	11-15-2039	16,580,000	17,075,969
Port Authority of New York & New Jersey Series 211	4.00	9-1-2043	7,000,000	6,834,296
Port Authority of New York & New Jersey Series 211	5.00	9-1-2048	2,000,000	2,044,342
Port Authority of New York & New Jersey Series 218 AMT	4.00	11-1-2041	2,275,000	2,116,477
Port Authority of New York & New Jersey Series 221 AMT	4.00	7-15-2045	5,000,000	4,590,133
				176,090,447
Education revenue: 0.91%
Babylon L D Corp. II Series A	6.65	2-1-2053	7,265,000	7,304,279
Build NYC Resource Corp. REN 4520 83rd Street LLC Series A	4.75	6-15-2040	1,000,000	985,920
Build NYC Resource Corp. REN 4520 83rd Street LLC Series A	5.25	6-15-2045	1,000,000	991,917
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A144A	6.75	4-15-2043	2,000,000	2,077,271
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series B144A	6.75	4-15-2043	3,290,000	3,415,206
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2040	3,400,000	3,272,230
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2041	3,450,000	3,277,133
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 39

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00%	9-1-2044	$1,025,000	$951,597
Build NYC Resource Corp. Zeta Charter Schools, Inc. Obligated Group Series A144A	5.25	6-1-2046	1,440,000	1,400,639
Build NYC Resource Corp. Zeta Charter Schools, Inc. Obligated Group Series B144A	5.00	6-1-2036	14,000,000	14,385,312
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	5,000,000	3,849,128
Hempstead Town Local Development Corp. Academy Charter School Series A	5.73	2-1-2050	10,030,000	9,144,822
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2042	6,085,000	6,149,959
Monroe County Industrial Development Corp. University of Rochester Series A	5.00	7-1-2053	7,000,000	7,163,590
New York State Dormitory Authority Barnard College Series A	4.00	7-1-2045	1,270,000	1,140,280
New York State Dormitory Authority Barnard College Series A	4.00	7-1-2049	1,000,000	839,564
New York State Dormitory Authority Icahn School of Medicine at Mount Sinai Series A	5.00	7-1-2040	3,000,000	3,001,955
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2027	335,000	342,279
New York State Dormitory Authority Series A	5.00	7-1-2049	4,265,000	4,347,368
New York State Dormitory Authority St. John’s University Series A	4.00	7-1-2048	2,000,000	1,739,959
Tender Option Bond Trust Receipts/Certificates Series XM1250 (Royal Bank of Canada LIQ)144Aø	2.42	12-1-2032	4,060,000	4,060,000
				79,840,408
GO revenue: 1.67%
City of Ithaca Series A BAN	4.25	2-12-2027	4,000,000	4,027,163
City of New York Series A-1	5.25	9-1-2042	8,750,000	9,375,190
City of New York Series A-1	5.25	9-1-2043	21,165,000	22,571,357
City of New York Series A6 (JPMorgan Chase Bank N.A. SPA)ø	2.75	8-1-2044	18,080,000	18,080,000
City of New York Series B-1	5.00	10-1-2038	2,650,000	2,780,331
City of New York Series C	4.00	8-1-2039	3,000,000	2,985,668
City of New York Series C	5.25	3-1-2053	37,500,000	38,742,064
City of New York Series D-1	5.25	5-1-2041	6,000,000	6,453,733
City of New York Series D-1	5.25	5-1-2042	1,000,000	1,068,164
City of New York Series E1	5.25	4-1-2047	10,000,000	10,422,671
City of New York Series E-1	5.00	3-1-2039	8,800,000	9,044,310
City of New York Series F-1	5.00	3-1-2043	4,000,000	4,187,247
City of New York Series F-1	5.00	3-1-2050	6,500,000	6,627,834
City of Yonkers Series C (AG Insured)	5.00	3-15-2036	2,000,000	2,189,306
City of Yonkers Series C (AG Insured)	5.00	3-15-2037	1,100,000	1,197,533
City of Yonkers Series C (AG Insured)	5.00	3-15-2038	1,140,000	1,235,669
City of Yonkers Series F (BAM Insured)	5.00	11-15-2040	850,000	912,584
City of Yonkers Series F (BAM Insured)	5.00	11-15-2041	750,000	800,348
City of Yonkers Series F (BAM Insured)	5.00	11-15-2042	1,000,000	1,061,655
Village of Valley Stream Series A BAN	5.13	5-8-2026	3,000,000	3,002,784
				146,765,611
See accompanying notes to portfolio of investments
40 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.43%
New York State Dormitory Authority Catholic Health System Obligated Group Series B (Manufacturers & Traders LOC)ø	2.53%	7-1-2048	$9,425,000	$9,425,000
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2036	9,615,000	9,101,016
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2037	9,965,000	9,308,308
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	9-1-2038	2,890,000	2,660,870
New York State Dormitory Authority Mount Sinai Hospital Obligated Group	5.25	7-1-2050	6,000,000	5,944,891
Westchester County Local Development Corp. Health Care Corp. Obligated Group (AG Insured)	5.25	11-1-2034	1,000,000	1,107,566
				37,547,651
Housing revenue: 0.22%
New York City Transitional Finance Authority Building Aid Revenue Series S-3A	4.00	7-15-2038	8,500,000	8,524,805
New York State Dormitory Authority Series A (AG Insured)	5.00	10-1-2034	5,000	5,284
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 247 (TD Bank N.A. SPA)ø	2.45	10-1-2052	3,600,000	3,600,000
Yonkers Industrial Development Agency New Community School Project	5.00	5-1-2047	5,000,000	5,157,419
Yonkers Industrial Development Agency New Community School Project	5.25	5-1-2051	1,600,000	1,657,598
				18,945,106
Industrial development revenue: 0.75%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	933,919
New York State Energy Research & Development Authority Rochester Gas & Electric Corp. Series B	3.80	8-1-2032	5,000,000	5,070,315
New York Transportation Development Corp. American Airlines, Inc. AMT	3.00	8-1-2031	2,000,000	1,901,861
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2032	12,000,000	12,266,810
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2034	5,005,000	5,099,212
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	20,000,000	20,839,956
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2040	18,500,000	18,760,658
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	4.00	10-31-2046	1,515,000	1,354,397
				66,227,128
Miscellaneous revenue: 0.31%
Hudson Yards Infrastructure Corp. Series A (AG Insured)	4.00	2-15-2047	8,000,000	7,294,466
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AG Insured)	5.00	1-1-2031	1,000,000	1,087,343
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 41

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
New York Liberty Development Corp. Port Authority of New York & New Jersey Series 1	4.00%	2-15-2043	$4,500,000	$4,242,246
New York State Dormitory Authority Series A (AG Insured)	5.00	10-1-2034	1,745,000	1,818,160
New York State Dormitory Authority Series A (AG Insured)	5.00	10-1-2035	1,000,000	1,039,984
Suffolk Regional Off-Track Betting Corp.	6.00	12-1-2053	3,000,000	3,050,446
Tender Option Bond Trust Receipts/Certificates Series 2025- XL0583 (JPMorgan Chase Bank N.A. LIQ)144Aø	2.80	12-1-2032	6,605,000	6,605,000
Western Regional Off-Track Betting Corp.144A	4.13	12-1-2041	2,650,000	2,439,985
				27,577,630
Tax revenue: 3.43%
Empire State Development Corp. Personal Income Tax Revenue Series A	5.00	3-15-2041	3,750,000	3,954,955
Empire State Development Corp. Personal Income Tax Revenue Series A	5.00	3-15-2042	4,075,000	4,283,444
Empire State Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2042	8,045,000	7,774,389
Empire State Development Corp. Personal Income Tax Revenue Series C	5.00	3-15-2047	8,000,000	8,243,383
Empire State Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2043	8,040,000	7,684,714
Empire State Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2046	5,670,000	5,235,609
New York City Transitional Finance Authority Future Tax Secured Revenue Series A	5.00	5-1-2045	5,000,000	5,282,074
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-1	4.00	8-1-2041	1,900,000	1,874,809
New York City Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	5-1-2038	5,000,000	5,219,815
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-2	5.00	8-1-2037	12,140,000	12,409,475
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-2 (Bank of America N.A. SPA)ø	2.90	5-1-2055	5,000,000	5,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series B	5.25	5-1-2048	5,175,000	5,465,982
New York City Transitional Finance Authority Future Tax Secured Revenue Series B	5.50	5-1-2044	5,770,000	6,307,630
New York City Transitional Finance Authority Future Tax Secured Revenue Series B	5.50	5-1-2047	7,040,000	7,537,423
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2041	5,580,000	5,462,503
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	11-1-2041	5,000,000	4,888,910
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2042	10,000,000	9,637,288
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-1	4.00	5-1-2043	3,000,000	2,905,932
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-1	5.00	5-1-2050	11,105,000	11,392,812
See accompanying notes to portfolio of investments
42 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00%	5-1-2043	$2,335,000	$2,264,543
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2044	10,710,000	10,192,656
New York City Transitional Finance Authority Future Tax Secured Revenue Series D	5.00	5-1-2049	3,900,000	4,007,755
New York City Transitional Finance Authority Future Tax Secured Revenue Series D-1	5.50	11-1-2045	21,670,000	23,217,505
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2038	4,000,000	4,021,929
New York City Transitional Finance Authority Future Tax Secured Revenue Series F-1	5.00	11-1-2039	12,000,000	13,121,020
New York City Transitional Finance Authority Future Tax Secured Revenue Series F-1	5.00	5-1-2042	2,390,000	2,421,128
New York City Transitional Finance Authority Future Tax Secured Revenue Series F-1	5.00	2-1-2049	7,695,000	7,892,362
New York City Transitional Finance Authority Future Tax Secured Revenue Series H	5.00	11-1-2039	4,960,000	5,423,355
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	2-15-2034	3,790,000	3,819,540
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	6,750,000	6,995,198
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.25	3-15-2052	4,500,000	4,687,717
New York State Dormitory Authority Personal Income Tax Revenue Series D	4.00	2-15-2039	5,000,000	5,002,144
New York State Dormitory Authority Personal Income Tax Revenue Series D	5.00	2-15-2048	12,500,000	12,821,334
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	6,000,000	5,825,185
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2044	2,700,000	2,551,140
New York State Dormitory Authority Sales Tax Revenue Series A	5.00	3-15-2054	5,000,000	5,118,913
New York State Thruway Authority Personal Income Tax Revenue Series A	5.00	3-15-2048	10,000,000	10,261,975
New York State Thruway Authority Personal Income Tax Revenue Series A-1	4.00	3-15-2044	5,000,000	4,717,296
Tender Option Bond Trust Receipts/Certificates Series XF1942 (Bank of America N.A. LIQ)144Aø	2.45	11-1-2045	3,520,000	3,520,000
Tender Option Bond Trust Receipts/Certificates Series XF3481 (Morgan Stanley Bank LIQ)144Aø	2.45	3-15-2056	13,600,000	13,600,000
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series A-1	5.25	5-15-2064	4,000,000	4,127,477
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A	5.00	5-15-2047	15,000,000	15,423,693
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C	5.00	5-15-2047	8,000,000	8,238,928
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C-1A	4.00	5-15-2042	2,250,000	2,201,698
				302,035,638
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 43

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.84%
Metropolitan Transportation Authority Series A	5.25%	11-15-2049	$10,000,000	$10,330,276
Metropolitan Transportation Authority Series A-1 (AG Insured)	4.00	11-15-2041	3,740,000	3,539,680
Metropolitan Transportation Authority Series A2	5.00	11-15-2027	12,640,000	12,961,673
Metropolitan Transportation Authority Series C	5.00	11-15-2040	3,425,000	3,504,115
Metropolitan Transportation Authority Series C (AG Insured)	5.00	11-15-2041	9,700,000	10,068,587
Metropolitan Transportation Authority Series C (BAM Insured)	5.00	11-15-2042	3,005,000	3,110,617
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2044	3,975,000	4,070,241
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2046	10,000,000	10,517,378
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2047	4,000,000	4,135,686
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2049	7,750,000	7,934,322
Triborough Bridge & Tunnel Authority Series A	5.50	11-15-2057	4,000,000	4,186,730
				74,359,305
Utilities revenue: 0.11%
Long Island Power Authority Series Bøø	3.00	9-1-2055	10,000,000	10,006,002
Water & sewer revenue: 1.08%
New York City Municipal Water Finance Authority Water & Sewer System Series AA	5.25	6-15-2053	5,000,000	5,221,410
New York City Municipal Water Finance Authority Water & Sewer System Series AA-1	5.25	6-15-2052	3,240,000	3,382,141
New York City Municipal Water Finance Authority Water & Sewer System Series AA-4 (State Street Bank & Trust Co. SPA)ø	2.75	6-15-2049	3,000,000	3,000,000
New York City Municipal Water Finance Authority Water & Sewer System Series BB-1	5.00	6-15-2046	8,000,000	8,096,497
New York City Municipal Water Finance Authority Water & Sewer System Series BB-1	5.25	6-15-2054	7,000,000	7,273,818
New York City Municipal Water Finance Authority Water & Sewer System Series BB-1 (Bank of America N.A. SPA)ø	2.90	6-15-2049	4,000,000	4,000,000
New York City Municipal Water Finance Authority Water & Sewer System Series CC-1	5.00	6-15-2049	12,240,000	12,503,498
New York City Municipal Water Finance Authority Water & Sewer System Series CC-1	5.25	6-15-2054	11,005,000	11,458,546
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.25	6-15-2047	24,940,000	25,744,274
New York City Municipal Water Finance Authority Water & Sewer System Series DD1	5.00	6-15-2048	3,000,000	3,043,373
New York State Environmental Facilities Corp. Water & Sewer System Series B	5.00	6-15-2048	10,035,000	10,248,540
Western Nassau County Water Authority Series A	4.00	4-1-2046	1,100,000	1,013,398
				94,985,495
				1,034,380,421
North Carolina: 0.54%
Airport revenue: 0.04%
Raleigh Durham Airport Authority Series A AMT	5.00	5-1-2035	3,400,000	3,586,494
Education revenue: 0.02%
North Carolina Capital Facilities Finance Agency Meredith College	5.00	6-1-2038	500,000	481,627
See accompanying notes to portfolio of investments
44 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
North Carolina Capital Facilities Finance Agency Wake Forest University	5.00%	1-1-2033	$1,000,000	$1,004,606
University of North Carolina at Asheville	5.00	6-1-2042	625,000	625,530
				2,111,763
Health revenue: 0.15%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series A	5.00	1-15-2036	500,000	523,508
North Carolina Medical Care Commission Carolina Meadows, Inc. Obligated Group	5.25	12-1-2054	2,500,000	2,518,031
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Obligated Group	5.00	11-1-2031	1,500,000	1,511,966
North Carolina Medical Care Commission Duke University Health System, Inc. Obligated Group Series E (Royal Bank of Canada SPA)ø	2.40	6-1-2055	4,125,000	4,125,000
North Carolina Medical Care Commission FirstHealth of the Carolinas, Inc. Series D (Truist Bank LOC)ø	2.78	10-1-2032	1,640,000	1,640,000
North Carolina Medical Care Commission Forest at Duke, Inc. Obligated Group	4.00	9-1-2051	1,100,000	888,808
North Carolina Medical Care Commission Presbyterian Homes Obligated Group Series C	4.00	10-1-2031	1,500,000	1,502,394
				12,709,707
Housing revenue: 0.04%
North Carolina Capital Facilities Finance Agency Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2034	2,250,000	2,252,488
North Carolina Housing Finance Agency Series 54-A (GNMA / FNMA / FHLMC Insured)	4.55	7-1-2044	1,000,000	995,467
				3,247,955
Miscellaneous revenue: 0.01%
City of Charlotte Series C COP	5.00	6-1-2030	1,000,000	1,001,949
Resource recovery revenue: 0.11%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	2.95	6-1-2038	10,000,000	9,994,475
Transportation revenue: 0.14%
North Carolina Department of Transportation I-77 Mobility Partners LLC AMT	5.00	6-30-2028	1,275,000	1,276,749
North Carolina Turnpike Authority (AG Insured)	5.00	1-1-2049	4,500,000	4,538,791
North Carolina Turnpike Authority Series A	5.00	7-1-2042	500,000	484,433
North Carolina Turnpike Authority Series A (AG Insured)	5.00	1-1-2054	6,000,000	6,007,874
				12,307,847
Water & sewer revenue: 0.03%
City of Mebane Combined Utilities Revenue	4.00	8-1-2049	2,675,000	2,477,689
				47,437,879
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 45

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Dakota: 0.23%
Housing revenue: 0.08%
North Dakota Housing Finance Agency Series C (TD Bank N.A. SPA)ø	2.42%	1-1-2046	$6,960,000	$6,960,000
Miscellaneous revenue: 0.10%
University of North Dakota Series A COP	5.00	4-1-2057	9,000,000	9,049,054
Water & sewer revenue: 0.05%
North Dakota PFA Series A	5.00	10-1-2038	3,780,000	3,936,243
				19,945,297
Ohio: 1.35%
Airport revenue: 0.07%
Columbus Regional Airport Authority Series A AMT	5.00	1-1-2040	6,000,000	6,356,457
Education revenue: 0.09%
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2035	650,000	613,232
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2040	720,000	638,552
Ohio Higher Educational Facility Commission Kenyon College	5.00	7-1-2037	3,100,000	3,353,716
University of Akron Series A	5.00	1-1-2038	3,000,000	3,008,077
				7,613,577
GO revenue: 0.06%
Tender Option Bond Trust Receipts/Certificates Series 2025- XM1208 (Royal Bank of Canada LIQ)144Aø	2.45	12-1-2030	5,200,000	5,200,000
Health revenue: 0.58%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2041	4,830,000	4,477,516
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2047	3,000,000	2,550,769
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2047	5,205,000	4,799,030
County of Franklin OhioHealth Obligated Group Series A	4.00	5-15-2047	1,000,000	917,109
County of Franklin Trinity Health Corp. Obligated Group Series A	4.00	12-1-2044	3,450,000	3,197,676
County of Franklin Trinity Health Corp. Obligated Group Series A	5.00	12-1-2047	5,000,000	5,040,282
County of Hamilton Cincinnati Children’s Hospital Medical Center Obligated Group Series CC	5.00	11-15-2041	2,250,000	2,527,454
County of Hamilton UC Health Obligated Group	5.00	9-15-2045	7,500,000	7,430,008
County of Lucas Promedica Healthcare Obligated Group Series A	5.25	11-15-2048	4,250,000	4,161,595
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	3,000,000	2,834,165
Ohio Higher Educational Facility Commission Cleveland Clinic Health System Obligated Group (Barclays Bank plc SPA)ø	2.80	1-1-2043	5,000,000	5,000,000
See accompanying notes to portfolio of investments
46 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
State of Ohio Children’s Hospital Medical Center of Akron Obligated Group Series A	5.25%	8-15-2048	$5,000,000	$5,262,881
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0507 (Royal Bank of Canada LIQ)144Aø	2.45	11-15-2041	2,800,000	2,800,000
				50,998,485
Housing revenue: 0.44%
Ohio Water Development Authority	5.00	12-1-2035	5,390,000	5,451,993
Ohio Water Development Authority	5.00	12-1-2036	2,000,000	2,021,282
RiverSouth Authority Series A	5.75	12-1-2027	1,200,000	1,200,532
State of Ohio Department of Rehabilitation & Correction Series Bø	2.50	10-1-2045	10,000,000	10,000,000
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2026	2,030,000	2,033,720
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2028	1,610,000	1,612,682
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2030	2,250,000	2,253,250
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2035	12,000,000	12,009,998
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2039	2,500,000	2,500,451
				39,083,908
Tax revenue: 0.06%
County of Franklin Sales Tax Revenue	5.00	6-1-2048	5,000,000	5,072,572
Transportation revenue: 0.03%
Port of Greater Cincinnati Development Authority 3CDC Master Parking LLC Obligated Group Series A (AG Insured)	5.00	12-1-2050	1,000,000	1,012,351
Summit County Development Finance Authority University of Akron Parking Project	5.50	12-1-2043	1,700,000	1,814,653
				2,827,004
Utilities revenue: 0.02%
Ohio Air Quality Development Authority Duke Energy Corp. Series A AMTøø	4.25	11-1-2039	2,000,000	2,017,158
				119,169,161
Oklahoma: 0.76%
Airport revenue: 0.33%
Oklahoma City Airport Trust AMT	5.00	7-1-2043	9,000,000	9,120,700
Oklahoma City Airport Trust AMT	5.00	7-1-2047	11,500,000	11,547,547
Tulsa Airports Improvement Trust Series A AMT (AG Insured)	5.00	6-1-2043	4,485,000	4,531,030
Tulsa Airports Improvement Trust Series A AMT (AG Insured)	5.25	6-1-2048	3,770,000	3,804,025
				29,003,302
Education revenue: 0.01%
Oklahoma County Finance Authority Aerospace Science & Technology Education Center, Inc.144A	6.00	6-15-2044	1,000,000	988,545
Health revenue: 0.07%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series A	5.00	8-15-2032	2,365,000	2,368,822
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 47

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Bø	3.06%	8-15-2031	$2,660,000	$2,660,000
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Cø	2.85	8-15-2031	1,230,000	1,230,000
				6,258,822
Housing revenue: 0.26%
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2030	2,000,000	2,014,898
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2031	1,145,000	1,153,481
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2030	4,440,000	4,477,800
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2031	5,520,000	5,553,338
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2032	4,000,000	4,011,704
Oklahoma Development Finance Authority State University Series A	5.25	6-1-2037	4,535,000	4,925,736
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2040	1,000,000	933,320
				23,070,277
Transportation revenue: 0.02%
Oklahoma Turnpike Authority Series B	5.00	1-1-2042	1,000,000	1,086,945
Utilities revenue: 0.07%
Oklahoma Municipal Power Authority Series A (AG Insured)	5.25	1-1-2051	6,000,000	6,316,404
				66,724,295
Oregon: 1.39%
Airport revenue: 0.94%
Port of Portland Airport Revenue Series 24B AMT	5.00	7-1-2034	1,905,000	1,926,601
Port of Portland Airport Revenue Series 30A AMT	5.25	7-1-2049	48,000,000	49,469,347
Port of Portland Airport Revenue Series 30A AMT	5.25	7-1-2054	31,000,000	31,623,032
				83,018,980
GO revenue: 0.03%
Washington County School District No. 13 Banks Series A CAB¤	0.00	6-15-2044	2,500,000	1,039,362
Washington County School District No. 13 Banks Series A CAB¤	0.00	6-15-2051	5,000,000	1,340,762
				2,380,124
Health revenue: 0.34%
Astoria Hospital Facilities Authority Columbia Lutheran Charities Obligated Group	5.25	8-1-2054	4,500,000	4,353,627
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.13	11-15-2040	500,000	503,198
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.25	11-15-2050	500,000	487,282
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.38	11-15-2055	1,000,000	975,118
See accompanying notes to portfolio of investments
48 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00%	8-15-2045	$4,390,000	$4,490,297
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A (AG Insured)	4.00	8-15-2045	13,650,000	12,496,690
Oregon Health & Science University Obligated Group Series A	4.00	7-1-2044	2,000,000	1,908,973
Salem Hospital Facility Authority Health Obligated Group Series A	5.00	5-15-2046	5,000,000	5,002,694
				30,217,879
Utilities revenue: 0.08%
City of Eugene Electric Utility System Revenue	5.00	8-1-2049	4,500,000	4,671,337
City of Eugene Electric Utility System Revenue Series A	4.00	8-1-2045	1,260,000	1,215,022
City of Eugene Electric Utility System Revenue Series A	4.00	8-1-2049	800,000	719,597
				6,605,956
				122,222,939
Pennsylvania: 5.71%
Airport revenue: 0.46%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2036	10,000,000	10,495,395
Allegheny County Airport Authority Series A AMT (AG Insured)	4.00	1-1-2046	2,000,000	1,799,776
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2029	1,000,000	1,023,853
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2031	750,000	765,720
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2042	7,860,000	7,920,145
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2047	9,950,000	9,951,566
City of Philadelphia Airport Revenue Series B AMT	5.25	7-1-2041	1,700,000	1,837,516
City of Philadelphia Airport Revenue Series B AMT	5.25	7-1-2045	2,000,000	2,098,614
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2037	1,695,000	1,656,792
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2038	1,260,000	1,218,885
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2039	1,830,000	1,751,374
				40,519,636
Education revenue: 0.34%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2035	1,690,000	1,721,903
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2045	2,500,000	2,376,455
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2050	1,000,000	912,545
Northampton County General Purpose Authority Lehigh University Series B (TD Bank N.A. SPA)ø	2.42	11-15-2039	1,680,000	1,680,000
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2032	3,000,000	3,170,174
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2034	3,000,000	3,164,564
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AG Insured)	5.00	5-1-2046	4,885,000	4,961,233
Pennsylvania Higher Educational Facilities Authority Trustees of the University Series A	4.00	8-15-2041	5,000,000	4,818,014
Philadelphia IDA Frankford Valley Foundation for Literacy144A	5.00	6-15-2043	2,500,000	2,478,050
Philadelphia IDA St. Joseph’s University Series C	4.00	11-1-2038	1,000,000	975,665
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 49

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Philadelphia IDA Tacony Academy Charter School144A	5.50%	6-15-2043	$1,250,000	$1,248,996
State Public School Building Authority Community College of Philadelphia Series A (BAM Insured)	5.00	6-15-2026	2,000,000	2,002,342
				29,509,941
GO revenue: 0.58%
City of Philadelphia Series A	5.25	8-1-2044	2,500,000	2,741,152
Cumberland Valley School District Series A (AG Insured)	5.00	11-15-2044	1,275,000	1,340,084
Cumberland Valley School District Series A (AG Insured)	5.00	11-15-2047	3,600,000	3,700,874
Interboro School District (AG Insured)	5.50	8-15-2063	1,580,000	1,668,506
North Pocono School District Series A (AG Insured)	4.00	9-15-2029	2,170,000	2,226,472
North Pocono School District Series A (AG Insured)	4.00	9-15-2032	1,750,000	1,782,559
School District of Philadelphia Series A	4.00	9-1-2037	2,365,000	2,380,218
School District of Philadelphia Series A	4.00	9-1-2038	1,700,000	1,705,686
School District of Philadelphia Series A	5.00	9-1-2044	4,140,000	4,241,004
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2040	5,500,000	5,422,029
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2041	7,000,000	6,903,868
School District of Philadelphia Series F	5.00	9-1-2035	3,820,000	3,848,455
State College Area School District	5.00	3-15-2040	5,000,000	5,001,070
West Mifflin School District (AG Insured)	5.00	4-1-2026	1,200,000	1,200,000
West Mifflin School District (AG Insured)	5.00	4-1-2027	1,000,000	1,011,130
Williamsport Area School District (AG Insured)	4.00	3-1-2032	1,440,000	1,440,456
Williamsport Area School District (AG Insured)	4.00	3-1-2033	1,490,000	1,490,402
Williamsport Area School District (AG Insured)	4.00	3-1-2034	1,555,000	1,555,304
Williamsport Area School District (AG Insured)	4.00	3-1-2035	1,205,000	1,205,235
				50,864,504
Health revenue: 1.58%
Allegheny County Hospital Development Authority Health Network Obligated Group Series A	5.00	4-1-2047	5,000,000	5,020,875
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	3.12	11-15-2047	10,000,000	9,927,650
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00	7-15-2039	2,250,000	2,149,778
Chester County HEFA Main Line Health System, Inc. Obligated Group Series A	4.00	9-1-2050	3,500,000	3,011,335
Geisinger Authority Kaiser Obligated Group Series A-1	4.00	2-15-2047	22,000,000	19,229,852
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group	5.00	7-1-2033	1,000,000	1,008,424
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AG Insured)	5.00	7-1-2037	4,175,000	4,447,899
Lancaster County Hospital Authority University of Pennsylvania Health System Obligated Group	5.00	8-15-2046	10,000,000	10,016,249
Lancaster Municipal Authority Garden Spot Village Obligated Group Series A	5.00	5-1-2044	1,200,000	1,221,544
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2035	2,750,000	2,754,508
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2038	1,000,000	976,036
See accompanying notes to portfolio of investments
50 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	5.00%	9-1-2031	$4,100,000	$4,312,435
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series A	5.00	9-1-2043	3,085,000	3,135,936
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AG Insured)	5.00	8-15-2049	6,000,000	6,110,536
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AG Insured)	5.25	8-15-2053	10,000,000	10,266,342
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	1,250,000	1,252,957
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-2	5.25	7-1-2046	1,500,000	1,519,461
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	2-15-2042	6,000,000	5,674,829
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2042	4,000,000	3,798,188
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2036	1,000,000	1,069,266
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2038	2,150,000	2,276,388
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2039	3,500,000	3,690,721
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2045	6,500,000	5,840,322
Pennsylvania EDFA UPMC Obligated Group Series B	4.00	3-15-2040	3,000,000	2,879,965
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2049	7,000,000	7,117,130
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A	5.00	8-15-2042	3,000,000	3,036,135
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series B-1	5.25	11-1-2039	6,510,000	7,024,324
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series B-1 (AG Insured)	5.00	11-1-2051	3,000,000	3,028,187
Quakertown General Authority LifeQuest Obligated Group Series C	4.50	7-1-2027	315,000	313,196
Quakertown General Authority LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	985,491
Union County Hospital Authority WellSpan Evangelical Community Hospital Obligated Group Series B	5.00	8-1-2043	4,000,000	4,017,006
Westmoreland County IDA Excela Health Obligated Group Series A	4.00	7-1-2037	625,000	590,180
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2029	700,000	725,761
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2030	550,000	573,261
				139,002,167
Housing revenue: 0.90%
Chester County School Authority Intermediate Unit (BAM Insured)	5.00	4-1-2041	1,745,000	1,844,046
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	600,000	601,823
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	16,375,000	16,411,352
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.75	6-30-2048	6,000,000	6,232,810
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	6.00	6-30-2061	2,500,000	2,608,949
Pennsylvania Housing Finance Agency	4.45	10-1-2044	3,000,000	2,966,618
Pennsylvania Housing Finance Agency Series 142-A	5.00	10-1-2043	5,900,000	6,135,159
Pennsylvania Housing Finance Agency Series 142-A	5.50	10-1-2053	2,351,816	2,477,504
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2034	1,915,000	1,937,660
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 51

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
State Public School Building Authority School District of Philadelphia Series A	5.00%	6-1-2035	$16,715,000	$16,902,821
State Public School Building Authority School District of Philadelphia Series A (AG Insured)	5.00	6-1-2030	3,800,000	3,854,555
State Public School Building Authority School District of Philadelphia Series A (AG Insured)	5.00	6-1-2031	5,000,000	5,068,789
Tender Option Bond Trust Receipts/Certificates Series 2024- XF1700 (Royal Bank of Canada LIQ)144Aø	2.45	4-1-2045	9,195,000	9,195,000
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2030	1,065,000	1,087,096
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2031	1,110,000	1,130,671
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2032	1,155,000	1,175,004
				79,629,857
Miscellaneous revenue: 0.03%
Delaware Valley Regional Finance Authority Series C (Ambac Insured)	7.75	7-1-2027	2,635,000	2,795,305
Resource recovery revenue: 0.29%
Pennsylvania EDFA Noble Environmental, Inc.144A	6.88	9-1-2047	10,000,000	10,446,863
Pennsylvania EDFA Noble Environmental, Inc. AMT144Aøø	5.45	3-1-2056	6,000,000	6,006,449
Pennsylvania EDFA Republic Services, Inc. AMTøø	3.35	6-1-2044	7,000,000	7,000,000
Pennsylvania EDFA Republic Services, Inc. Series A AMTøø	3.25	4-1-2034	2,250,000	2,249,829
				25,703,141
Tax revenue: 0.20%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2036	750,000	793,335
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2042	2,000,000	2,068,324
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2043	6,000,000	6,163,387
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.25	12-1-2048	5,145,000	5,261,352
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	3,000,000	3,124,434
				17,410,832
Tobacco revenue: 0.26%
Commonwealth Financing Authority (AG Insured)	4.00	6-1-2039	24,000,000	23,058,660
Transportation revenue: 0.84%
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	4.13	1-1-2044	1,140,000	1,104,355
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	5.00	1-1-2032	2,110,000	2,316,974
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	5.00	1-1-2033	2,455,000	2,676,133
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	5.00	1-1-2039	1,500,000	1,587,031
Pennsylvania Turnpike Commission Series 1st	5.00	12-1-2040	1,000,000	1,077,659
Pennsylvania Turnpike Commission Series 1st	5.00	12-1-2041	3,000,000	3,244,004
Pennsylvania Turnpike Commission Series 2nd	5.00	12-1-2035	9,900,000	10,186,428
Pennsylvania Turnpike Commission Series A	5.00	12-1-2044	8,905,000	9,209,638
Pennsylvania Turnpike Commission Series A (AG Insured)	4.00	12-1-2049	8,095,000	7,325,240
See accompanying notes to portfolio of investments
52 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Pennsylvania Turnpike Commission Series A-1	5.00%	12-1-2047	$1,750,000	$1,768,049
Pennsylvania Turnpike Commission Series B	4.00	12-1-2046	3,000,000	2,708,436
Pennsylvania Turnpike Commission Series B	5.25	12-1-2052	8,250,000	8,556,285
Pennsylvania Turnpike Commission Series B-1	5.00	6-1-2028	1,450,000	1,489,190
Pennsylvania Turnpike Commission Series B-1	5.25	6-1-2047	9,960,000	10,063,476
Pennsylvania Turnpike Commission Series B-2	5.00	6-1-2027	1,260,000	1,292,334
Pennsylvania Turnpike Commission Series B-2	5.00	6-1-2031	5,000,000	5,124,456
Pennsylvania Turnpike Commission Series C	5.00	12-1-2046	4,125,000	4,281,366
				74,011,054
Utilities revenue: 0.05%
Philadelphia Gas Works Co. Series A (AG Insured)	4.00	8-1-2045	5,000,000	4,707,499
Water & sewer revenue: 0.18%
City of Philadelphia Water & Wastewater Revenue Series B	5.00	7-1-2033	8,000,000	8,012,032
City of Philadelphia Water & Wastewater Revenue Series C	5.00	6-1-2042	2,200,000	2,329,874
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	5,500,000	5,170,537
				15,512,443
				502,725,039
Rhode Island: 0.26%
Airport revenue: 0.03%
Rhode Island Commerce Corp. Airport Corp.	5.00	7-1-2031	2,115,000	2,182,457
Education revenue: 0.02%
Rhode Island Health & Educational Building Corp. Providence College Series A	5.00	11-1-2046	1,855,000	1,897,195
Housing revenue: 0.01%
Providence Public Building Authority Capital Improvement Projects Series A (AG Insured)	5.25	9-15-2044	1,000,000	1,066,352
Miscellaneous revenue: 0.08%
Rhode Island Health & Educational Building Corp. City of Providence Series G (BAM Insured)	5.25	5-15-2042	2,000,000	2,153,338
Rhode Island Health & Educational Building Corp. City of Providence Series G (BAM Insured)	5.25	5-15-2043	2,335,000	2,506,136
Rhode Island Health & Educational Building Corp. City of Providence Series G (BAM Insured)	5.25	5-15-2044	2,100,000	2,238,781
				6,898,255
Tax revenue: 0.12%
Rhode Island Turnpike & Bridge Authority Series A	5.00	10-1-2040	10,640,000	10,647,700
				22,691,959
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 53

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Carolina: 1.30%
Education revenue: 0.27%
South Carolina Jobs-EDA American Leadership Academy - Lexington Series A	5.50%	6-15-2033	$16,000,000	$15,734,338
University of South Carolina Series A	5.00	5-1-2043	8,155,000	8,219,508
				23,953,846
Health revenue: 0.07%
South Carolina Jobs-EDA Novant Health Obligated Group Series A	5.50	11-1-2046	6,000,000	6,425,956
Utilities revenue: 0.96%
Patriots Energy Group Financing Agency Series A1øø	5.25	10-1-2054	2,000,000	2,150,486
Patriots Energy Group Financing Agency Series B-1øø	5.25	2-1-2054	10,000,000	10,675,037
South Carolina Public Service Authority Series A	4.00	12-1-2040	1,500,000	1,468,048
South Carolina Public Service Authority Series B (AG Insured)	5.00	12-1-2049	17,500,000	17,966,069
South Carolina Public Service Authority Series B (AG Insured)	5.00	12-1-2054	18,000,000	18,408,940
South Carolina Public Service Authority Series E	5.75	12-1-2047	31,250,000	33,610,494
				84,279,074
				114,658,876
South Dakota: 0.36%
GO revenue: 0.07%
County of Lincoln COP	5.00	12-1-2048	6,000,000	6,161,690
Health revenue: 0.25%
South Dakota HEFA Avera Health Obligated Group	5.00	7-1-2046	10,000,000	10,041,653
South Dakota HEFA Avera Health Obligated Group Series A	5.25	7-1-2054	10,000,000	10,335,770
South Dakota HEFA Sanford Obligated Group Series B	5.00	11-1-2040	1,200,000	1,303,235
				21,680,658
Housing revenue: 0.04%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,540,000
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,033,640
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,277,307
				3,850,947
				31,693,295
Tennessee: 1.86%
Airport revenue: 0.29%
Metropolitan Knoxville Airport Authority Series A	5.25	6-1-2049	4,250,000	4,408,133
Metropolitan Nashville Airport Authority Series B AMT	5.25	7-1-2047	15,750,000	16,195,707
Metropolitan Nashville Airport Authority Series B AMT	5.50	7-1-2052	5,000,000	5,167,178
				25,771,018
See accompanying notes to portfolio of investments
54 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.42%
Chattanooga Health Educational & Housing Facility Board Erlanger Health Obligated Group	5.25%	12-1-2049	$8,500,000	$8,747,769
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series A	5.00	7-1-2046	4,000,000	4,002,508
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series A	5.00	7-1-2048	2,750,000	2,751,711
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series A (AG Insured)	5.00	6-1-2035	16,000,000	17,511,752
Tender Option Bond Trust Receipts/Certificates Series 2022- BAML5024 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.98	9-1-2036	3,965,000	3,965,000
				36,978,740
Miscellaneous revenue: 0.10%
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series A (AG Insured)	5.25	7-1-2048	4,000,000	4,198,975
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series B (AG Insured)	5.00	7-1-2041	2,015,000	2,154,335
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series B (AG Insured)	5.00	7-1-2043	2,515,000	2,659,799
				9,013,109
Utilities revenue: 1.05%
Residual Interest Bond Floater Trust Various States Series 2025- 1008 (Barclays Bank plc LIQ)144Aø	2.50	12-1-2055	6,905,000	6,905,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XM1024 (Morgan Stanley Bank LIQ)144Aø	2.56	5-1-2052	7,500,000	7,500,000
Tennergy Corp. Series Aøø	4.00	12-1-2051	29,050,000	29,334,972
Tennergy Corp. Series Aøø	5.50	10-1-2053	10,000,000	10,630,190
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	13,000,000	13,408,977
Tennessee Energy Acquisition Corp. Series A	5.00	12-1-2035	20,000,000	21,176,672
Tennessee Energy Acquisition Corp. Series Aøø	5.00	5-1-2052	2,640,000	2,791,199
Tennessee Energy Acquisition Corp. Series A	5.25	9-1-2026	605,000	609,684
				92,356,694
				164,119,561
Texas: 9.80%
Airport revenue: 0.33%
City of Austin Airport System Revenue AMT	5.00	11-15-2040	3,000,000	3,143,714
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2041	4,750,000	4,824,815
Dallas Fort Worth International Airport Series A-1 AMT	5.25	11-1-2043	5,000,000	5,339,760
Dallas Fort Worth International Airport Series A-2 AMTøø	5.00	11-1-2050	5,000,000	5,401,430
Dallas Fort Worth International Airport Series B	5.00	11-1-2050	8,000,000	8,138,665
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,502,609
				29,350,993
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 55

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.42%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.88%	6-15-2059	$1,000,000	$878,747
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	5.00	6-15-2064	1,200,000	1,057,776
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	5.13	6-15-2040	2,735,000	2,787,081
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00	2-15-2042	500,000	489,284
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	4.00	8-15-2047	3,000,000	2,602,471
Clifton Higher Education Finance Corp. IDEA Public Schools Series T	4.00	8-15-2047	2,500,000	2,268,335
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.25	2-15-2045	4,225,000	4,446,616
Clifton Higher Education Finance Corp. Series Bøø	4.00	2-15-2055	8,000,000	8,272,026
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	5.50	6-15-2033	2,945,000	2,992,181
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00	6-15-2048	3,000,000	2,841,834
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2030	1,460,000	1,502,849
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2032	650,000	667,489
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2039	750,000	767,532
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2040	1,000,000	1,021,434
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2041	900,000	918,975
University of Houston Series A	5.00	2-15-2047	3,000,000	3,072,742
				36,587,372
GO revenue: 3.07%
Alamo Community College District	5.00	8-15-2040	2,500,000	2,721,796
Alamo Community College District	5.00	8-15-2046	6,150,000	6,454,503
Burleson Independent School District Series A	4.00	8-1-2040	8,000,000	7,665,046
City of Aubrey Series A (AG Insured)	4.00	2-15-2049	3,000,000	2,643,231
City of Bastrop	4.00	8-1-2045	5,715,000	5,224,667
City of DeSoto	4.00	2-15-2041	2,340,000	2,291,359
City of El Paso	4.00	8-15-2031	6,500,000	6,520,228
City of Georgetown	4.00	8-15-2043	2,140,000	2,087,538
City of Houston Series A	4.00	3-1-2034	1,000,000	1,004,583
City of Houston Series A	5.25	3-1-2049	20,000,000	21,002,170
City of Hutto (BAM Insured)	4.13	8-1-2049	5,000,000	4,612,014
City of Palestine (AG Insured)	4.00	2-15-2051	4,000,000	3,500,050
City of Port Isabel144A	5.10	2-15-2049	850,000	797,458
City of San Antonio	5.00	2-1-2039	2,355,000	2,607,628
City of San Antonio	5.00	2-1-2045	3,095,000	3,309,783
City of Sugar Land	5.00	2-15-2030	1,250,000	1,273,137
City of Waco Series A	5.25	2-1-2054	6,000,000	6,259,436
County of Dallas	5.00	8-15-2042	4,275,000	4,548,396
County of Montgomery Series B	4.00	3-1-2043	6,000,000	5,543,627
County of Travis Series A	5.00	3-1-2036	12,470,000	13,031,781
County of Travis Series A	5.00	3-1-2039	6,250,000	6,481,075
See accompanying notes to portfolio of investments
56 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Denton Independent School District	5.00%	8-15-2053	$8,000,000	$8,143,810
Denton Independent School District Series B1øø	4.00	8-15-2055	5,000,000	5,139,207
El Paso County Hospital District (AG Insured)	5.00	8-15-2042	4,615,000	4,880,446
El Paso County Hospital District (AG Insured)	5.00	8-15-2043	3,500,000	3,681,008
Fort Worth Independent School District	5.00	2-15-2047	5,935,000	6,003,969
Harris County Flood Control District Series A	4.00	9-15-2042	3,545,000	3,477,031
Hays Consolidated Independent School District	5.25	2-15-2042	1,500,000	1,647,528
Hays Consolidated Independent School District	5.25	2-15-2043	2,000,000	2,180,195
Montgomery County Municipal Utility District No. 108 (AG Insured)	4.00	9-1-2050	4,260,000	3,650,879
Nacogdoches Independent School District	5.00	2-15-2049	8,560,000	8,721,117
Northside Independent School Districtøø	3.55	6-1-2050	4,500,000	4,556,273
Northwest Independent School District	4.00	2-15-2043	49,225,000	46,543,941
Pasadena Independent School District	5.00	2-15-2047	6,250,000	6,424,257
Salado Independent School District	5.00	2-15-2049	1,605,000	1,620,941
San Antonio Independent School District	5.00	8-15-2048	10,140,000	10,142,944
Socorro Independent School District	4.00	8-15-2040	5,000,000	4,866,494
Splendora Independent School District	5.00	2-15-2054	8,820,000	8,975,956
Spring Independent School District	5.25	8-15-2045	6,315,000	6,841,435
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0506 (Toronto-Dominion Bank LIQ)144Aø	2.46	8-1-2053	5,285,000	5,285,000
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2033	555,000	555,178
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2034	1,465,000	1,465,349
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2035	1,520,000	1,520,230
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2036	1,585,000	1,585,097
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2041	5,005,000	5,325,840
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2043	6,885,000	7,244,000
				270,057,631
Health revenue: 0.94%
Harris County Cultural Education Facilities Finance Corp. Houston Methodist Hospital Obligated Group Series C (Bank of America N.A. SPA)ø	2.42	12-1-2060	8,000,000	8,000,000
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group	5.00	10-1-2027	3,000,000	3,003,547
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2037	3,000,000	2,989,852
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2038	2,300,000	2,274,835
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A (BAM Insured)	4.00	10-1-2037	3,000,000	3,007,091
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A (BAM Insured)	4.00	10-1-2038	3,000,000	2,996,246
Midland County Hospital District Series A (BAM Insured)	5.25	5-15-2054	3,000,000	3,098,160
New Hope Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Obligated Group	5.25	1-1-2036	1,520,000	1,633,659
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	4.00	8-15-2033	2,050,000	2,058,682
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	5.25	8-15-2045	10,000,000	10,631,653
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 57

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A (JPMorgan Chase Bank N.A. SPA)ø	2.70%	11-15-2063	$5,000,000	$5,000,000
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series D	5.50	11-15-2047	7,025,000	7,395,946
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series E	5.00	11-15-2044	7,500,000	7,995,016
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series Føø	5.00	11-15-2055	3,000,000	3,213,788
Tarrant County Cultural Education Facilities Finance Corp. CHRISTUS Health Obligated Group Series A	5.00	7-1-2053	5,625,000	5,631,646
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2044	1,375,000	1,396,119
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2049	1,000,000	980,381
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group	5.00	10-1-2042	3,250,000	3,499,777
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group	5.00	10-1-2043	3,000,000	3,207,141
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group	5.00	10-1-2044	4,500,000	4,771,468
				82,785,007
Housing revenue: 0.24%
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	2.65	3-1-2038	1,120,000	1,120,000
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series 2025B-2	4.63	10-1-2030	2,775,000	2,729,716
Texas Department of Housing & Community Affairs Series A (GNMA Insured)	5.13	9-1-2048	3,000,000	3,027,167
Texas Department of Housing & Community Affairs Series A (GNMA Insured)	5.25	9-1-2053	3,000,000	3,027,771
Texas PFA Facilities Commission	4.00	2-1-2036	2,175,000	2,189,004
Texas PFA Facilities Commission Series 2019	4.00	2-1-2034	5,000,000	5,059,109
Texas PFA Facilities Commission Series 2019	4.00	2-1-2035	2,000,000	2,018,384
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	2,000,000	2,004,197
				21,175,348
Industrial development revenue: 0.57%
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.25	7-15-2034	15,000,000	15,651,832
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.50	7-15-2035	4,000,000	4,221,086
City of Houston Airport System Revenue United Airlines, Inc. Series B-2 AMT	5.00	7-15-2027	2,500,000	2,540,974
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	5,000,000	5,082,079
Port of Arthur Navigation District Industrial Development Corp. TotalEnergies Petrochemicals & Refining USA, Inc.ø	2.50	6-1-2041	10,000,000	10,000,000
See accompanying notes to portfolio of investments
58 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue(continued)
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.00%	1-1-2039	$4,000,000	$3,798,632
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.13	1-1-2044	8,750,000	8,294,148
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.25	1-1-2054	1,000,000	887,632
				50,476,383
Miscellaneous revenue: 0.58%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AG Insured)	5.00	10-1-2048	20,000,000	20,297,036
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (BAM Insured)	5.00	10-1-2040	1,000,000	1,068,973
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (BAM Insured)	5.25	10-1-2044	2,000,000	2,123,805
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.25	10-1-2048	10,000,000	10,303,927
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series R (BAM Insured)	5.00	10-1-2049	10,000,000	10,150,236
Lower Colorado River Authority Transmission Services Corp. Series A	5.50	5-15-2047	1,990,000	2,098,106
Lower Colorado River Authority Transmission Services Corp. Series A (AG Insured)	4.00	5-15-2043	5,000,000	4,840,164
				50,882,247
Resource recovery revenue: 0.15%
Mission Economic Development Corp. Waste Management, Inc. AMTøø	2.88	6-1-2055	5,000,000	4,997,303
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Eø	3.21	11-1-2040	8,000,000	8,000,000
				12,997,303
Tax revenue: 0.17%
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	6,825,000	6,832,869
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2036	1,125,000	1,120,733
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2037	1,430,000	1,414,192
VIA Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.00	8-1-2049	5,500,000	5,699,845
				15,067,639
Transportation revenue: 0.89%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2044	3,000,000	3,084,278
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	2,450,000	2,481,243
Central Texas Regional Mobility Authority Series B	4.00	1-1-2041	800,000	772,719
Central Texas Regional Mobility Authority Series B	5.00	1-1-2046	1,600,000	1,640,819
Central Texas Turnpike System Series C	5.00	8-15-2042	5,000,000	5,342,045
County of Harris Toll Road Revenue	4.00	8-15-2050	3,175,000	2,819,569
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 59

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Grand Parkway Transportation Corp. Series B CCAB	4.95%	10-1-2029	$1,015,000	$1,066,636
Grand Parkway Transportation Corp. Series B CCAB	5.05	10-1-2030	2,000,000	2,107,636
Grand Parkway Transportation Corp. Series C	4.00	10-1-2039	2,500,000	2,489,602
North Texas Tollway Authority Series A	5.25	1-1-2038	3,500,000	3,818,261
Tender Option Bond Trust Receipts/Certificates Series XF3487 (Morgan Stanley Bank LIQ)144Aø	2.49	10-1-2055	6,400,000	6,400,000
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00	12-31-2037	3,000,000	2,925,788
Texas Transportation Finance Corp. Series A	5.25	10-1-2050	41,000,000	43,229,883
				78,178,479
Utilities revenue: 0.62%
City of San Antonio Electric & Gas Systems Revenue Series Aøø	2.90	2-1-2055	3,450,000	3,431,632
City of San Antonio Electric & Gas Systems Revenue Series B	5.25	2-1-2049	5,000,000	5,220,638
City of San Antonio Electric & Gas Systems Revenue Series D	5.25	2-1-2049	6,455,000	6,753,759
City of San Antonio Electric & Gas Systems Revenue Series D	5.25	2-1-2054	15,000,000	15,626,542
Lower Colorado River Authority Series Bøø	5.00	5-15-2045	10,000,000	10,891,875
Lower Colorado River Authority Transmission Services Corp. Series A (BAM Insured)	5.25	5-15-2043	7,000,000	7,655,366
Texas Municipal Gas Acquisition & Supply Corp. III	5.00	12-15-2032	5,000,000	5,350,320
				54,930,132
Water & sewer revenue: 1.82%
City of Austin Water & Wastewater System Revenue	5.00	11-15-2045	15,065,000	15,135,537
City of Brownsville Utilities System Revenue (BAM Insured)	5.00	9-1-2046	1,000,000	1,024,536
City of Brownsville Utilities System Revenue (BAM Insured)	5.00	9-1-2051	1,000,000	1,013,871
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2030	3,810,000	3,816,702
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2047	12,000,000	12,478,038
City of Houston Combined Utility System Revenue Series A	4.00	11-15-2046	2,800,000	2,555,633
City of McKinney Waterworks & Sewer System Revenue	4.00	3-15-2044	8,320,000	7,804,307
RBC Municipal Products, Inc. Trust Series 2026-G-129 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.45	3-1-2030	1,500,000	1,500,000
San Antonio Water System Series A	5.00	5-15-2043	7,000,000	7,133,105
San Antonio Water System Series A (Truist Bank SPA)ø	2.75	5-1-2054	15,200,000	15,200,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3259 (Bank of America N.A. LIQ)144Aø	2.98	10-15-2051	7,175,000	7,175,000
Texas Water Development Board State Revolving Fund	4.00	8-1-2038	2,500,000	2,527,363
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2036	5,000,000	5,037,689
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2037	15,650,000	15,765,312
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2038	6,500,000	6,555,158
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2044	9,905,000	9,500,249
Texas Water Development Board State Water Implementation Revenue Fund Series B	5.00	4-15-2049	42,000,000	42,480,442
See accompanying notes to portfolio of investments
60 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Trinity River Authority Denton Creek Wastewater Treatment System Revenue	4.00%	2-1-2043	$2,625,000	$2,530,263
Trinity River Authority Denton Creek Wastewater Treatment System Revenue	4.00	2-1-2044	1,380,000	1,306,076
				160,539,281
				863,027,815
Utah: 0.93%
Airport revenue: 0.52%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2034	5,910,000	6,320,298
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2035	5,000,000	5,323,810
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2036	2,500,000	2,568,251
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2043	2,500,000	2,536,205
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2048	5,500,000	5,502,701
City of Salt Lake City Airport Revenue Series A AMT	5.25	7-1-2048	13,500,000	13,883,017
City of Salt Lake City Airport Revenue Series A AMT (BAM Insured)	4.00	7-1-2039	4,600,000	4,451,676
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2043	1,500,000	1,532,055
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2048	3,500,000	3,536,584
				45,654,597
Health revenue: 0.19%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2041	8,220,000	8,024,946
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	2,000,000	1,860,371
County of Utah Intermountain Healthcare Obligated Group Series C (Bank of NY Mellon SPA)ø	2.45	5-15-2051	6,820,000	6,820,000
				16,705,317
Housing revenue: 0.01%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	4.70	1-1-2054	1,220,000	1,190,688
Miscellaneous revenue: 0.04%
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2050	1,385,000	1,151,776
Point Phase 1 Public Infrastructure District No. 1 Series A-1	5.88	3-1-2045	2,000,000	2,071,198
				3,222,974
Tax revenue: 0.03%
Downtown Revitalization Public Infrastructure District Salt Lake City Revitalization Sales Tax Revenue Series C144A	5.00	7-15-2035	2,075,000	2,083,193
Utah Telecommunication Open Infrastructure Agency	5.50	6-1-2040	1,000,000	1,097,093
				3,180,286
Water & sewer revenue: 0.14%
Timpanogos Special Service District	5.00	6-1-2054	12,000,000	12,279,874
				82,233,736
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 61

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Virginia: 1.13%
Health revenue: 0.73%
Albemarle County EDA Sentara Healthcare Obligated Group Series A (TD Bank N.A. SPA)ø	2.40%	10-1-2048	$495,000	$495,000
Fairfax County IDA Inova Health System Obligated Group	5.00	5-15-2051	40,000,000	41,236,900
Fairfax County IDA Inova Health System Obligated Group Series A	4.00	5-15-2048	3,000,000	2,756,205
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	1,495,000	1,466,767
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay Obligated Group Series B-3	5.38	9-1-2029	4,000,000	4,028,199
Virginia Commonwealth University Health System Authority Obligated Group Series B	5.00	7-1-2046	4,270,000	4,292,424
Virginia Small Business Financing Authority Carilion Clinic Obligated Group Series A (Truist Bank LOC)ø	2.75	7-1-2042	5,500,000	5,500,000
Winchester EDA Valley Health Obligated Group Series B-1 (Truist Bank LOC)ø	2.78	1-1-2054	3,200,000	3,200,000
Winchester EDA Valley Health Obligated Group Series B-2 (Truist Bank LOC)ø	2.78	1-1-2054	1,000,000	1,000,000
				63,975,495
Housing revenue: 0.12%
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML6039 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.05	8-31-2027	7,560,000	7,560,000
Virginia Commonwealth Transportation Board	4.00	5-15-2046	3,000,000	2,866,989
				10,426,989
Tax revenue: 0.00%
Marquis CDA of York County Virginia CCAB144A	7.50	9-1-2045	397,000	134,980
Marquis CDA of York County Virginia Series B	5.63	9-1-2041	1,310,000	445,400
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	1,824,000	4,560
				584,940
Transportation revenue: 0.13%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2040	1,800,000	1,713,627
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2048	6,000,000	5,317,874
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	7-1-2029	1,450,000	1,468,197
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	1-1-2040	3,250,000	3,068,466
				11,568,164
Utilities revenue: 0.15%
Wise County IDA Virginia Electric & Power Co. Series Aøø	3.13	10-1-2040	13,250,000	13,163,243
				99,718,831
Washington: 3.04%
Airport revenue: 1.00%
Port of Seattle AMT	5.00	4-1-2044	16,000,000	16,220,885
See accompanying notes to portfolio of investments
62 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Port of Seattle Series B AMT	5.00%	8-1-2047	$2,900,000	$2,943,055
Port of Seattle Series B AMT	5.25	7-1-2043	15,500,000	16,591,135
Port of Seattle Series B AMT	5.25	7-1-2049	24,000,000	24,748,906
Port of Seattle Series B AMT	5.50	8-1-2047	3,850,000	4,028,598
Port of Seattle Series C AMT	5.00	8-1-2046	7,865,000	8,000,710
Port of Seattle Series C AMT	5.25	5-1-2042	12,000,000	12,129,302
Washington EDFA AMTøø	5.88	12-1-2045	3,250,000	3,283,314
				87,945,905
Education revenue: 0.08%
University of Washington	5.00	4-1-2048	5,000,000	5,023,689
Washington Higher Education Facilities Authority Seattle University	4.00	5-1-2045	1,000,000	911,024
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2030	760,000	809,985
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2032	335,000	357,002
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2033	300,000	318,116
				7,419,816
GO revenue: 1.04%
City of Seattle	4.00	12-1-2040	2,500,000	2,484,930
Clark County School District No. 114 Evergreen	4.00	12-1-2034	2,500,000	2,534,508
County of Grant	5.25	12-1-2047	3,500,000	3,653,936
Grant County Public Hospital District No. 2	5.00	12-1-2038	4,000,000	4,086,764
King County Public Hospital District No. 1	5.00	12-1-2029	8,940,000	9,048,274
King County Public Hospital District No. 1	5.00	12-1-2035	9,430,000	9,499,378
King County School District No. 210 Federal Way	4.00	12-1-2033	10,000,000	10,122,067
King County School District No. 414 Lake Washington	5.00	12-1-2034	1,000,000	1,042,558
Port of Seattle Series B AMT	5.00	6-1-2047	9,825,000	10,015,866
Port of Seattle Series B AMT	5.00	6-1-2049	1,000,000	1,009,961
State of Washington Series B	5.00	8-1-2037	6,400,000	6,435,883
State of Washington Series 2017-A	5.00	8-1-2033	1,500,000	1,510,469
State of Washington Series 2017-A	5.00	8-1-2040	3,500,000	3,516,350
State of Washington Series 2017-A	5.00	8-1-2041	2,500,000	2,511,095
State of Washington Series C	5.00	2-1-2044	16,000,000	16,787,349
State of Washington Series F	5.00	6-1-2038	6,500,000	6,963,592
				91,222,980
Health revenue: 0.41%
Jefferson County Public Hospital District No. 2 Series A	5.75	12-1-2033	3,645,000	3,674,375
Jefferson County Public Hospital District No. 2 Series A	6.63	12-1-2043	3,510,000	3,664,419
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A	5.00	9-1-2045	2,500,000	2,573,926
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2038	3,000,000	3,092,802
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	4.00	9-1-2045	3,000,000	2,727,088
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	4.00	12-1-2045	2,450,000	2,192,449
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 63

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00%	9-1-2040	$1,000,000	$1,041,959
Washington Health Care Facilities Authority Multicare Health System Obligated Group Series B	4.00	8-15-2039	4,000,000	3,864,643
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series A	5.00	10-1-2042	6,285,000	6,288,900
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	6,000,000	6,005,076
Washington Health Care Facilities Authority Seattle Children’s Hospital Obligated Group Series A	5.00	10-1-2047	1,055,000	1,058,519
				36,184,156
Housing revenue: 0.24%
Fircrest Properties Washington Department of Social & Health Services	5.50	6-1-2049	6,000,000	6,376,253
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2037	7,395,000	7,648,487
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2038	1,750,000	1,806,618
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2039	5,000,000	5,153,498
				20,984,856
Miscellaneous revenue: 0.09%
State of Washington Series A COP	5.00	7-1-2038	3,265,000	3,317,751
State of Washington Series B COP	5.00	7-1-2039	1,745,000	1,812,214
State of Washington Series B COP	5.00	7-1-2040	1,480,000	1,533,762
State of Washington Series B COP	5.00	7-1-2041	1,555,000	1,608,881
				8,272,608
Utilities revenue: 0.13%
City of Seattle Municipal Light & Power Revenue Series A	4.00	7-1-2043	8,210,000	8,005,756
City of Seattle Municipal Light & Power Revenue Series A	4.00	1-1-2047	3,360,000	3,091,791
				11,097,547
Water & sewer revenue: 0.05%
County of King Sewer Revenue	5.00	7-1-2042	4,660,000	4,769,519
				267,897,387
West Virginia: 0.23%
GO revenue: 0.03%
Ohio County Board of Education	3.00	6-1-2026	2,680,000	2,680,875
Health revenue: 0.05%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2043	4,750,000	4,946,733
Housing revenue: 0.07%
West Virginia Housing Development Fund Series A	4.55	11-1-2049	6,020,000	5,847,816
See accompanying notes to portfolio of investments
64 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.08%
County of Ohio Special District Excise Tax Revenue Fort Henry Economic Opportunity Development District Excise Tax Revenue Series A (AG Insured)	5.50%	6-1-2054	$2,250,000	$2,340,608
Monongalia County Commission Excise Tax District Series A144A	4.13	6-1-2043	1,475,000	1,344,604
Monongalia County Commission Excise Tax District Series A144A	5.50	6-1-2037	2,500,000	2,524,946
Monongalia County Commission Excise Tax District Series A144A	5.75	6-1-2043	675,000	681,442
				6,891,600
				20,367,024
Wisconsin: 3.22%
Education revenue: 0.63%
PFA Carolina International School Series A144A	6.75	8-1-2033	2,060,000	2,062,201
PFA Carolina International School Series A144A	7.00	8-1-2043	1,575,000	1,576,278
PFA Carolina International School Series A144A	7.20	8-1-2048	940,000	940,681
PFA Nevada Charter Academies Series A144A	5.00	7-15-2039	1,375,000	1,358,503
PFA Northwest Nazarene University, Inc.	4.25	10-1-2049	5,410,000	4,430,067
PFA Triad Math & Science Academy Co.144A%%	5.00	6-15-2036	9,000,000	9,037,803
PFA University of Kansas	5.00	3-1-2046	15,000,000	14,998,902
Wisconsin HEFA Marquette University	5.00	10-1-2031	6,690,000	7,298,191
Wisconsin HEFA Marquette University	5.00	10-1-2032	7,040,000	7,749,959
Wisconsin HEFA Medical College of Wisconsin, Inc.	4.00	12-1-2046	5,000,000	4,476,478
Wisconsin HEFA Medical College of Wisconsin, Inc.	4.00	12-1-2051	1,680,000	1,406,958
				55,336,021
GO revenue: 0.20%
Beaver Dam Unified School District (BAM Insured)	4.00	4-1-2043	5,500,000	5,338,775
City of Milwaukee Series B4 (AG Insured)	5.00	4-1-2038	3,000,000	3,239,975
City of Milwaukee Series N3 (AG Insured)	5.00	4-1-2032	4,160,000	4,570,983
Verona Area School District	4.00	4-1-2027	3,385,000	3,389,064
Verona Area School District	4.00	4-1-2028	1,380,000	1,381,592
				17,920,389
Health revenue: 0.95%
PFA Class A Series 2025-VRS303 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.48	8-15-2055	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3230 (BAM Insured) (Barclays Bank plc LIQ)144Aø	2.52	2-15-2054	3,000,000	3,000,000
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2046	3,000,000	2,867,284
Wisconsin HEFA Ascension Health Credit Group Series A	4.50	11-15-2039	9,925,000	9,925,608
Wisconsin HEFA Ascension Health Credit Group Series A	5.00	11-15-2035	12,000,000	12,018,350
Wisconsin HEFA Ascension Health Credit Group Series B2	4.00	11-15-2043	5,000,000	4,780,456
Wisconsin HEFA Aspirus, Inc. Obligated Group	5.00	8-15-2052	9,000,000	8,719,778
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2041	1,315,000	1,400,248
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2042	2,000,000	2,121,420
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2043	3,540,000	3,733,549
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.50	12-1-2052	2,000,000	2,118,090
Wisconsin HEFA Children’s Hospital of Wisconsin Obligated Group	4.00	8-15-2050	5,000,000	4,379,620
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 65

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Froedtert ThedaCare Health Obligated Group Series A	4.00%	4-1-2041	$6,000,000	$5,786,038
Wisconsin HEFA Froedtert ThedaCare Health Obligated Group Series A	5.00	4-1-2048	6,405,000	6,406,043
Wisconsin HEFA Froedtert ThedaCare Health Obligated Group Series Cø	2.45	4-1-2055	2,400,000	2,400,000
Wisconsin HEFA Sanford Obligated Group Series A (BAM Insured)	5.25	2-15-2054	2,500,000	2,563,457
Wisconsin HEFA Sanford Obligated Group Series A (Barclays Bank plc LOC)ø	2.85	2-15-2050	1,500,000	1,500,000
				83,719,941
Housing revenue: 0.63%
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2026	1,360,000	1,365,673
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2027	1,675,000	1,709,512
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2028	2,025,000	2,104,739
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2029	2,190,000	2,275,902
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2030	2,300,000	2,384,525
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2031	1,415,000	1,464,928
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2048	16,775,000	16,798,940
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2053	5,000,000	5,005,267
PFA Maniilaq Association Obligated Group	5.00	12-1-2033	1,680,000	1,810,159
PFA Maniilaq Association Obligated Group	5.00	12-1-2034	1,715,000	1,841,618
PFA Maniilaq Association Obligated Group	5.00	12-1-2035	2,770,000	2,972,569
PFA Maniilaq Association Obligated Group	5.00	12-1-2037	3,055,000	3,247,413
PFA Maniilaq Association Obligated Group	5.00	12-1-2040	3,500,000	3,636,811
PFA Maniilaq Association Obligated Group	5.25	12-1-2041	1,460,000	1,543,157
PFA Maniilaq Association Obligated Group	5.25	12-1-2045	1,000,000	1,032,037
PFA Maniilaq Association Obligated Group	5.25	12-1-2048	5,975,000	6,054,439
				55,247,689
Industrial development revenue: 0.08%
PFA Customer Facility Charge-SA LLC Series A	5.00	2-1-2042	2,500,000	2,549,367
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	4,000,000	4,136,839
				6,686,206
Miscellaneous revenue: 0.41%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø	2.45	6-1-2036	15,400,000	15,400,000
PFA Class A Series VRS220 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.00	2-15-2055	10,000,000	10,000,000
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2037	1,600,000	990,004
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2038	1,600,000	939,683
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2045	14,715,000	6,010,331
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,012,182
				36,352,200
See accompanying notes to portfolio of investments
66 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.32%
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00%	4-1-2043	$20,205,000	$20,662,304
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2048	6,910,000	6,984,321
Village of Mount Pleasant Tax Increment District No. 5 Series A (BAM Insured)	5.00	4-1-2048	650,000	657,611
				28,304,236
				283,566,682
Total municipal obligations (Cost $8,812,465,008)				8,644,433,145

		Yield	Shares
Short-term investments: 0.26%
Investment companies: 0.26%
Allspring Government Money Market Fund Select Class♠∞##		3.60	22,857,961	22,857,961
Total short-term investments (Cost $22,857,961)				22,857,961
Total investments in securities (Cost $8,849,322,969)	98.62%			8,681,291,106
Other assets and liabilities, net	1.38			121,362,477
Total net assets	100.00%			$8,802,653,583

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 67

Portfolio of investments—March 31, 2026 (unaudited)

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
NTO	New Terminal One
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,140,968	$849,210,542	$(834,493,549)	$0	$0	$22,857,961	22,857,961	$536,653
See accompanying notes to portfolio of investments
68 | Allspring Municipal Bond Fund

Notes to portfolio of investments—March 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$14,000,000	$0	$14,000,000
Municipal obligations	0	8,644,433,145	0	8,644,433,145
Short-term investments
Investment companies	22,857,961	0	0	22,857,961
Total assets	$22,857,961	$8,658,433,145	$0	$8,681,291,106
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Municipal Bond Fund | 69